Registration Nos. 333-195390 and 811-22959

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

The Securities Act of 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	X

and/or

REGISTRATION STATEMENT

UNDER

The Investment Company Act of 1940

Amendment No. 26    X

(Check appropriate box or boxes)

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie, Esq.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class C, Class I, and Class R Shares of Beneficial Interest

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

X on July 29, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on (date) pursuant to paragraph (a) of Rule 485

     75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – Prospectus for: 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund,

1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290

Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund (together, the “Funds”) *

Part B – Statement of Additional Information for the Funds*

Part C – Other Information

Signature Page

*   Prospectus and Statement of Additional Information above are incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of 1290 Funds (File No. 333-195390 and 811-22959), as filed with the U.S. Securities and Exchange Commission on November 19, 2015.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust.[1]

(a)(2)	Certificate of Amendment to the Certificate of Trust.[1]

(a)(3)	Agreement and Declaration of Trust.[2]

(a)(4)	Amended and Restated Agreement and Declaration of Trust.[2]

(b)(1)	By-Laws.[2]

(b)(2)	Amended and Restated By-Laws.[2]

(c)	None, other than Exhibits (a) and (b).

(d)	Investment Advisory Contracts

(d)(1)	Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers (“FMG LLC” or “1290 Asset Managers”).[4]

(d)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[5]

(d)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Investment Advisory Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[8]

(d)(2)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA Investment Managers, Inc. (“AXA IM”).[4]

(d)(2)(i)	Amendment No. 1 effective as of April 1, 2016 to the Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA IM. [11]

(d)(3)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”).[4]

(d)(4)	Investment Sub-Advisory Agreement dated as of September 1, 2014 between 1290 Asset Managers and GAMCO Asset Management, Inc. (“GAMCO”).[4]

(d)(5)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and TCW Investment Management Company (“TCW”).[5]

(d)(6)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and OppenheimerFunds, Inc. (“Oppenheimer”).[5]

(d)(7)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Pacific Investment Management Company, LLC (“PIMCO”).[5]

(d)(8)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Palisade Capital Management, LLC (“Palisade”).[5]

(d)(9)	Investment Sub-Advisory Agreement dated as of July 1, 2015 between 1290 Asset Managers and Templeton Investment Counsel, LLC (“Templeton”).[5]

(d)(10)	Investment Sub-Advisory Agreement dated as of February 29, 2016 between 1290 Asset Managers and DoubleLine Capital LP (“DoubleLine”).[8]

(e)	Underwriting Contracts

(e)(1)	Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS Distributors, Inc. (“ALPS”) with respect to Class A, Class C, Class I and Class R shares.[4]

(e)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS. [5]

(e)(1)(ii)	Amendment No. 2 effective as of March 3, 2016 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS.[9]

(e)(1)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Distribution Agreement dated as of October 28, 2014 between 1290 Funds and ALPS.[9]

(g)	Custodian Agreements

(g)(1)	Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[4]

(g)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank. [5]

(g)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Global Custody Agreement dated as of October 27, 2014 between 1290 Funds and JPMorgan Chase Bank.[8]

(g)(1)(iii)	Amendment No. 3 effective February 29, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank.[9]

(g)(1)(iv)	Amendment No. 4 effective March 28, 2016 to the Global Custody Agreement between 1290 Funds and JPMorgan Chase Bank.[10]

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[4]

(h)(1)(i)	Amendment No. 1 effective as of July 1, 2015 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[5]

(h)(1)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[8]

(h)(1)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Mutual Funds Service Agreement dated as of September 1, 2014 between 1290 Funds and FMG LLC.[9]

(h)(2)	Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[4]

(h)(2)(i)	Amendment No. 1 effective as of July 1, 2015 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[5]

(h)(2)(ii)	Amendment No. 2 effective as of February 29, 2016 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[8]

(h)(2)(iii)	Amendment No. 3 effective as of March 30, 2016 to the Expense Limitation Agreement dated as of September 1, 2014 between 1290 Funds and 1290 Asset Managers.[9]

(h)(3)	Organizational Expenses Agreement dated as of October 27, 2014 between 1290 Funds and FMG LLC.[4]

(h)(4)	Transfer Agency and Service Agreement dated as of October 29, 2014 between 1290 Funds and Boston Financial Data Services, Inc. (“BFDS”).[4]

(h)(4)(i)	Amendment No. 1 effective as of July 1, 2015 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS. [5]

(h)(4)(ii)	Amendment No. 2 effective as of March 3, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[9]

(h)(4)(iii)	Amendment No. 3 effective as of April 1, 2016 to the Transfer Agency and Service Agreement dated October 29, 2014 between 1290 Funds and BFDS.[10]

(i)	Legal Opinion

(i)(1)	Opinion and Consent of K&L Gates LLP with respect to the Funds. (to be filed by amendment)

Other Consents

(j)(1)	Consent of Independent Registered Public Accounting Firm. (none)

(k)	None.

(l)	Initial Capital Agreement.[2]

(m)	Distribution Plans

(m)(1)	Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) for 1290 Funds’ Class A, Class C and Class R shares adopted as of June 10, 2014.[3]

(n)	Multiple Class Plan

(n)(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 under the 1940 Act.[4]

(p)	Codes of Ethics

(p)(1)	Code of Ethics for 1290 Funds and FMG LLC.[2]

(p)(2)	Code of Ethics of AXA IM.[2]

(p)(3)	Code of Ethics of AXA Rosenberg.[2]

(p)(4)	Revised Code of Ethics of GAMCO, revised March 15, 2016. (filed herewith)

(p)(5)	Code of Ethics of ALPS.[4]

(p)(6)	Revised Code of Ethics of TCW, revised March 3, 2016. (filed herewith)

(p)(7)	Code of Ethics of Oppenheimer. [5]

(p)(8)	Code of Ethics of PIMCO. [5]

(p)(9)	Revised Code of Ethics of Palisade, revised February 2016. (filed herewith)

(p)(10)	Code of Ethics of Templeton. [5]

(p)(11)	Code of Ethics of DoubleLine.[8]

Other Exhibits:

Powers of Attorney.2

Power of Attorney for Thomas W. Brock.6

Power of Attorney for Steven M. Joenk.7

1.	Incorporated by reference to and/or previously filed with Registrant’s Initial Registration Statement on Form N-1A filed on April 18, 2014. (File No. 333-195390).
2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 27, 2014. (File No. 333-195390).
3.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 27, 2014. (File No. 333-195390).
4.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on November 4, 2014. (File No. 333-195390).
5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on June 30, 2015. (File No. 333-195390).
6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2016 (File No. 333-195390).
8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on March 2, 2016 (File No. 333-195390).
9.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2016 (File No. 333-195390).
10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 31, 2016 (File No. 333-195390).
11.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on April 29, 2016 (File No. 333-195390).

Item 29. Persons Controlled by or Under Common Control with the Trust

None.

Item 30. Indemnification

Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”).

Article VII, Section 7.2 of the Declaration of Trust of 1290 Funds states, in relevant part, that a “Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust or any Series.” Article VII, Section 7.4 of 1290 Funds’ Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.”

Article VII, Section 7.5, subsection (a) of the Declaration of Trust of 1290 Funds further states, in relevant part, that “[s]ubject to the exceptions and limitations contained in subsection (b) below, every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.” Article VII, Section 7.5 subsection (b) of 1290 Funds’ Declaration of Trust states, in relevant part, that “no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).” Article VII, Section 7.5, subsection (c) of1290 Funds’ Declaration of Trust also states, in relevant part, that the “rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.”

The Registrant’s Investment Advisory Agreement states:

Limitations on Liability. The Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, or reckless disregard of its duties to the Trust as specified in this Agreement.

The Registrant’s Investment Sub-Advisory Agreements generally state:

5. LIABILITY AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Sub-Adviser nor any of its officers, members or employees (together its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser or the Trust as a result of any error of judgment or mistake of law by the Sub-Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser or its Affiliates for, and the Sub-Adviser shall indemnify and hold harmless the Trust, the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, or at common law, if the losses or claims arise out of or are based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein. The Sub-Adviser does not make any warranty that the investment performance of the Fund will meet any particular standard, such as the performance of an index or another portfolio managed by the Sub-Adviser.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Sub-Adviser as a result of any error of judgment or mistake of law by the

Adviser with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (within the meaning of Section 2(a) (3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Sub-Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise, if the losses or claims arise out of or are based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by an Sub-Adviser Indemnitee for use therein.

C. Notwithstanding any other provision of this Agreement, Sub-Adviser shall not be liable to any Adviser Indemnitee, the Fund or any of its shareholders for (i) any acts of a Adviser Indemnitee or any other adviser to the Fund with respect to the portion of the assets of the Fund not allocated to Sub-Adviser under this Agreement and (ii) acts of any Adviser Indemnitee which result from or are based upon acts of a Adviser Indemnitee, including, but not limited to, failure of a Adviser Indemnitee to provide accurate and current information with respect to any records maintained by such Adviser Indemnitee, which records are not also maintained by Sub-Adviser or, to the extent such records relate to the Fund, otherwise available to the Sub-Adviser upon reasonable request. Adviser shall indemnify the Sub-Adviser Indemnitees from any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) arising from the conduct of a Adviser Indemnitee and any other adviser to the Fund with respect to the portion of the Fund’s assets not allocated to Sub-Adviser and with respect to any other portfolio of the Trust.

Section 7(b) of the Registrant’s Distribution Agreement states:

In the absence of willful misfeasance, bad faith, negligence or reckless disregard by ALPS in the performance of its duties, obligations or responsibilities set forth in this Agreement, ALPS and its affiliates, including their respective officers, directors, agents and employees, shall not be liable for, and the Trust agrees to indemnify, defend and hold harmless such persons from, all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, reasonable attorneys’ fees and disbursements and liabilities arising under applicable federal and state laws) arising directly or indirectly from the following:

(i)	any untrue statement of a material fact or omission of a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any other statute or the common law, in any registration statement, prospectus, statement of additional information, shareholder report or other information filed or made public by the Trust (as amended from time to time), except to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of ALPS;

(ii)	any wrongful act of the Trust or any of its officers;

(iii)	any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which this Agreement relates;

(iv)	ALPS’s reliance on any instruction, direction, notice, instrument or other information from the Trust or its duly appointed agents that ALPS reasonably believes to be genuine; or

(v)	loss of data or service interruptions caused by equipment failure.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) FMG LLC shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on FMG LLC’s part (or on the part of any third party to whom FMG LLC has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by FMG LLC (or by such third party) of its obligations and duties under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party) or, subject to Section 10 below, FMG LLC’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of FMG LLC) or an agreement with FMG LLC (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party). In no event shall FMG LLC (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if FMG LLC (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that FMG LLC may be held liable pursuant to Section 6(a) above, FMG LLC shall not be responsible for, and the Trust shall indemnify and hold FMG LLC harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i) any and all actions of FMG LLC or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by FMG LLC or its officers or agents of information, records, or documents which are received by FMG LLC or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by FMG LLC or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to FMG LLC by data services, including data services providing information in connection with any third party computer system licensed to FMG LLC, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom FMG LLC or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Fund, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including, but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify FMG LLC pursuant to this Agreement.

The Registrant’s Global Custody Agreement.

Section 3.2 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer authorizes J.P. Morgan to accept, rely upon and/or act upon any Instructions received by it without inquiry. The Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold each of them harmless from, any Liabilities that may be imposed on, incurred by, or asserted against [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] as a result of any action or omission taken in accordance with any Instruction.”

Section 6.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that “J.P. Morgan may rely upon the certification of such other facts as may be required to administer J.P. Morgan’s obligations under this Agreement and the Customer shall indemnify J.P. Morgan against all losses, liability, claims or demands arising directly or indirectly from any such certifications.”

Section 7.1 of 1290 Funds’ Global Custody Agreement states, in relevant part, that the “Customer will indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] against, and hold them harmless from, any Liabilities that may be imposed on, incurred by or asserted against any of [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] in connection with or arising out of (i) J.P. Morgan’s performance under this Agreement, provided [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] have not acted with negligence or engaged in fraud or willful misconduct in connection with the Liabilities in question or (ii) [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] status as a holder of record of the Customer’s Financial Assets. Nevertheless, the Customer will not be obligated to indemnify [J.P. Morgan, its Affiliates, its Subcustodians, and their respective nominees, directors, officers, employees and agents] under the preceding sentence with respect to any Liability for which J.P. Morgan is liable under Section 5.2(a) of this Agreement.”

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Adviser and Sub-Advisers

1290 Asset Managers is a registered investment adviser and serves as investment manager for all funds of the Registrant. The descriptions of 1290 Asset Managers and each of the advisers, as applicable, under the caption “Management of the Funds – The Adviser” or “About the Funds” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of 1290 Funds’ Registration Statement are incorporated herein by reference.

The information as to the directors and officers of 1290 Asset Managers is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-72220) and is incorporated herein by reference.

1290 Asset Managers, with the approval of the Registrant’s Board of Trustees, selects sub-advisers for certain funds of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for such funds.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information for AXA IM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60374) and is incorporated herein by reference.

The information for AXA Rosenberg is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) and is incorporated herein by reference.

The information for TCW is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6642) and is incorporated herein by reference.

The information for Oppenheimer is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8253) and is incorporated herein by reference.

The information for PIMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.

The information for Palisade is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48401) and is incorporated herein by reference.

The information for Templeton is set forth in its Form ADV filed with the Securities and Exchange Commission (File
No. 801-15125) and is incorporated herein by reference.

The information for DoubleLine is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-70942) and is incorporated herein by reference.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Item 33. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10007

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Adviser or Sub-Administrator:

JPMorgan Chase Bank, N.A.	AXA Equitable Funds Management Group, LLC
70 Fargo Street	1290 Avenue of the Americas
Boston, MA 02210	New York, New York 10104*

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser or Sub-Advisers:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104	GAMCO Asset Management Inc. One Corporate Center Rye, NY 10580

AXA Investment Managers, Inc. 100 West Putnam Avenue Greenwich, CT 06830	AXA Rosenberg Investment Management LLC Orinda Way, Building E Orinda, CA 94563

TCW Investment Management Company 865 S. Figueroa St., Suite 1800 Los Angeles, CA 90017-2593	OppenheimerFunds, Inc. 225 Liberty Street, 11th Floor New York, NY 10281-1008

Pacific Investment Management Company, LLC 650 Newport Center Drive Newport Beach, CA 92260	Palisade Capital Management, LLC 1 Bridge Plaza North, Suite 695 Fort Lee, NJ 07024-7102

Templeton Investment Counsel, LLC 300 SE 2nd Street Ft. Lauderdale, FL 33301	DoubleLine Capital, LP 333 South Grand Avenue, 18th Flr. Los Angeles, CA 90071

(d) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(c) and 31a-1(d), the required books and records are currently maintained at the offices of the Registrant’s Distributor:

ALPS Distributors, Inc.

1290 Broadway, #1100

Denver, CO 80203

(e) With respect to Rules 31a-1(a), 31a-1(b)(1), (2), the required books and records are currently maintained at the offices of the Registrant’s Transfer Agent:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Item 34. Management Services

None.

Item 35. Undertakings

Inapplicable.

* AXA Equitable Funds Management Group, LLC may maintain certain books and records at the offices of its parent AXA Equitable Life Insurance Company, at 525 Washington Blvd., Jersey City, NJ 07310 and at offsite storage facilities, including: (1) EDM Americas, 123 Wyoming Avenue, Scranton, PA 18503, 109 Lakeside Avenue, Delano, PA 18220, W.W. Scranton Office Park, 100 Ernie Preate Dr., Moosic, PA 18507, 199 South St., West Pittston, PA 18643 and 151-15 East Market St., Wilkes-Barre, PA 18701; (2) Iron Mountain, 70 Twinbridge Drive, Pennsauken, NJ 08110, 4500 Steelway Blvd., Liverpool, NY 13090-3514, and 220 Wavel St., Syracuse, NY 13206-1312.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 30th day of June, 2016.

1290 FUNDS
By: /s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and
Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	June 30, 2016

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	June 30, 2016

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	June 30, 2016

/s/ Kenneth L. Walker* Kenneth L. Walker	Trustee	June 30, 2016

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	June 30, 2016

/s/ Donald E. Foley* Donald E. Foley	Trustee	June 30, 2016

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	June 30, 2016

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	June 30, 2016

/s/ Brian E. Walsh* Brian E. Walsh	Treasurer and Chief Financial Officer	June 30, 2016

*By: /s/ Steven M. Joenk

Steven M. Joenk

(Attorney-in-Fact)

EXHIBIT INDEX

(p)(4)	Revised Code of Ethics of GAMCO.

(p)(6)	Revised Code of Ethics of TCW.

(p)(9)	Revised Code of Ethics of Palisade.

SECTION S

Code of Ethics

Gabelli Funds, LLC

GAMCO Asset Management Inc.

G.research, LLC.

G.distributors, LLC

Teton Advisors, Inc.

Gabelli & Partners, LLC

Gabelli Fixed Income LLC

Gabelli Securities, Inc.

The Code of Ethics applies to each Registered Investment Company or Private Fund Client or series thereof (each of which is considered to be a Company for this purpose) for which any of the Companies listed above presently or hereafter provides investment advisory or principal underwriting services, other than a money market fund or a fund that does not invest in Securities.

INTRODUCTION

This Code of Ethics establishes rules of conduct for persons who are associated with the companies named above or with the registered investment companies for which such companies provide investment advisory or principal underwriter services. The Code governs their personal investment and other investment-related activities.

The basic rule is very simple: we all have a fiduciary duty to put the client’s interests first. In particular, you are reminded that investment opportunities must be offered first to clients before the firm or staff may act on them. This is one of the important objectives that the procedures set forth in this Code are intended to accomplish. The rest of the rules elaborate this principle. Some of the rules are imposed specifically by law. For example, the laws that govern investment advisers specifically prohibit fraudulent activity, making statements that are not true or that are misleading or omit something that is significant in the context and engaging in manipulative practices. These are general words, of course, and over the years the courts, the regulators and investment advisers have interpreted these words and established codes of conduct for their employees and others who have access to their investment decisions and trading activities. Indeed, the rules obligate investment advisers to adopt written rules that are reasonably designed to prevent the illegal activities described above and must follow procedures that will enable them to prevent such activities.

The purpose of this Code is to reinforce and enhance the long-standing commitment of the entire firm to the highest standards of ethical business conduct. Our business depends on our reputation for integrity and principled business conduct, and this reputation, in turn, depends on the day-to-day actions of every staff member. Accordingly, we must avoid conflicts of interest, which may occur when your private interests interfere in any way, or

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even appear to interfere, with the interests of the firm or its clients. A conflict situation can arise when you take actions or have interests that make it difficult for you to perform your work objectively and effectively. Your obligation to conduct the firm’s business in an ethical manner includes the ethical handling of actual or apparent conflicts of interest between personal and business relationships, including full disclosure of such conflicts. Each staff member is responsible for conducting himself in a lawful, honest and ethical manner at all times, and in accordance with all laws, rules and regulations applicable to our business, including this Code and all other internal policies and procedures adopted by the firm.

This Code is intended to assist the companies in fulfilling their obligations under the law. The first part lays out who the Code applies to, the second part deals with personal investment activities, the third part deals with other sensitive business practices, and subsequent parts deal with reporting and administrative procedures.

The Code is very important to the Companies and their staff members. Violations can not only cause the Companies embarrassment, loss of business, legal restrictions, fines, and other punishments, but for staff members, can lead to demotion, suspension, firing, ejection from the securities business, and very large fines.

I.	APPLICABILITY

A.	The Code applies to each of the following:

1.

The Companies named or described at the top of page one of the Code and all entities that are under common management with these Companies or otherwise agree to be subject to the Code (“Affiliates”). A listing of the Affiliates, which is periodically updated, is attached as Exhibit A.

2.

Any officer, director or employee of any Company, Affiliate or Fund Client (as defined below) whose job regularly involves him in the investment process. This includes the formulation and making of investment recommendations and decisions, the purchase and sale of securities for clients and the utilization of information about investment recommendations, decisions and trades. Due to the manner in which the Companies and the Affiliates conduct their business, every employee should assume that he is subject to the Code unless the Compliance Officer specifies otherwise.1

3.	With respect to all of the Companies, Affiliates and Fund Clients except G.research, LLC, any natural person who controls any of the Companies, Affiliates or Fund Clients and who obtains

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information regarding the Companies’ or the Affiliates’ investment recommendations or decisions. However, a person whose control arises only as a result of his official position with such entity is excluded. Disinterested directors of Fund Clients and Independent Directors, for example, are excluded from coverage under this item.

4.

With respect to all of the Companies and Fund Clients except G.research, LLC, any director, officer, general partner or person performing a similar function even if he has no knowledge of and is not involved in the investment process. Interested and disinterested directors of Fund Clients and Independent Directors are included in coverage under this item.

5.

As an exception, the Code does not apply to any director, officer or employee of any Fund Client (such as certain of The Teton Westwood Funds) with respect to which the Companies’ services do not involve the formulation or making of investment recommendations or decisions or the execution of portfolio transactions if that person is also a director, officer or employee of any entity that does perform such services (such as Westwood Management Corp.). These individuals are covered by codes of ethics adopted by such entities.

B.	Definitions

1.	Access Persons. The Companies and the persons described in items (A)2 and (A)3 above other than those excluded by item (A)5 above.

2.

Access Person Account. Includes all advisory, brokerage, trust or other accounts or forms of direct beneficial ownership in which one or more Access Persons and/or one or more members of an Access Person’s immediate family have a substantial proportionate economic interest. Immediate family includes an Access Person’s spouse and minor children living with the Access Person. A substantial proportionate economic interest will generally be 25% of the equity in the account in the case of any single Access Person or 25% of the equity in the account in the case of all Access Persons in the aggregate. Investment partnerships and similar indirect means of ownership other than registered investment companies are also treated as accounts.

1Consultants, interns and part-time employees are subject to the restrictions and reporting requirements of personal investment activities promulgated under the Code.

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As an exception, accounts in which one or more Access Persons and/or their immediate family have a substantial proportionate interest which are maintained with persons who have no affiliation with the Companies and with respect to which no Access Person has, in the judgment of the Compliance Officer after reviewing the terms and circumstances, any direct or indirect influence or control over the investment or portfolio execution process are not Access Person Accounts.

As a further exception, subject to the provisions of Article II(I)7, bona fide market making accounts of G.research, LLC are not Access Person Accounts.

As a further exception, subject to the provisions of Article II(I)7, bona fide error accounts of the Companies and the Affiliates are not Access Person Accounts.

3.	Affiliated Mutual Funds. Registered open-end investment companies or series thereof advised or sub-advised by any of the Companies or their Affiliates.

4.

Associate Portfolio Managers. Access Persons who are engaged in securities research and analysis for designated Clients or are responsible for investment recommendations for designated Clients but who are not principally responsible for investment decisions with respect to any Client accounts.

5.

Clients. Investment advisory accounts maintained with any of the Companies or Affiliates by any person, other than Access Person Accounts. However, Fund Clients covered by item (A)(5) above are considered Client accounts only with respect to employees specifically identified by the Compliance Officer as having regular information regarding investment recommendations or decisions or portfolio transactions for such Fund Clients.

6.	Companies. The companies named or described at the top of page one of the Code.

7.	Compliance Officer. The persons designated as the compliance officers of the Companies.

8.	Covered Persons. The Companies, the Access Persons and the persons described in item (A)4 above.

9.	Fund Clients. Clients that are registered investment companies, Private Fund Clients or series thereof.

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10.

Independent Directors. A director of any of the Companies or Affiliates, other than an investment advisor to a Fund Client, who would not be an “interested person” of any of such entities under Section 2(a)(19) of the Investment Company Act of 1940 but for the fact that he serves as such a director and may own beneficially securities of any such entity constituting less than 5% of the voting securities thereof and may be an associated person of or own securities in a broker-dealer or parent company thereof and who does not have any involvement in the day-to-day activities of any of the Companies or Fund Clients.

11.	Portfolio Managers. Access Persons who are principally responsible for investment decisions with respect to any Client accounts.

12.	Private Fund Client. Any Client the securities of which were offered or sold pursuant to Section 3(c)(1) or the 3(c)(7) of the Investment Company Act of 1940, as amended.

13.

Security. Any financial instrument treated as a security for investment purposes and any related instrument such as a futures, forward or swap contract entered into with respect to one or more securities, a basket of or an index of securities or components of securities. However, the term security does not include securities issued by the Government of the United States, bankers’ acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, or shares of registered open-end investment companies. Shares of affiliated registered open-end investment companies are not securities but are subject to special rules under this Code.

II.	RESTRICTIONS ON PERSONAL INVESTING ACTIVITIES

A.	Basic Restriction on Investing Activities

If a purchase or sale order is pending or under active consideration for any Client account by any Company or Affiliate, neither the same Security nor any related Security (such as an option, warrant, right, futures contract or convertible security) may be bought or sold for any Access Person Account.

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B.	Initial Public Offerings

No Security or related Security may be acquired in an initial public offering for any Access Person Account.

C.	Blackout Period

No Security may be bought or sold for the account of any Portfolio Manager or Associate Portfolio Manager, including firm proprietary accounts managed by a portfolio manager or associate portfolio manager, during the period commencing seven (7) calendar days prior to and ending seven (7) calendar days after the purchase or sale (or entry of an order for the purchase or sale) of that Security for the account of any Client with respect to which such person has been designated a Portfolio Manager or Associate Portfolio Manager, unless the Client account receives at least as good a price as the account of the Portfolio Manager or Associate Portfolio Manager and the Compliance Officer determines under the circumstances that the Client account has not been adversely affected (including with respect to the amount of such Security able to be bought by the Client account) by the transaction for the account of the Portfolio Manager or Associate Portfolio Manager.

In the event that a security is bought or sold for the account of any Portfolio Manager or Associate Portfolio Manager within the Blackout Period at a price that is more advantageous than the price of the same security bought or sold for the account of any client with respect to which such person has been designated a Portfolio Manager or Associate Portfolio Manager, then the price difference advantage of the Portfolio Manager or Associate Portfolio Manager account over the client account will be disgorged, except where such price difference advantage is of a de minimis amount, in which case no violation will be deemed to have occurred. For purposes of the Blackout Period, a de minimis amount is defined as a price difference advantage in an amount of $250 or less per security.

D.	Short-term Trading and Affiliated Mutual Funds

No Security or related Security may, within a 60-day period, be bought and sold or sold and bought at a profit for any Access Person Account if the Security or related Security was held at any time during that period in any Client account.

No Affiliated Mutual Fund, except the Gabelli U.S. Treasury Money Market Fund and the Gabelli ABC Fund, may be bought and sold within a 60-calendar day period (measured on a last-in first-out basis) for a single Access Person Account. The Gabelli U.S. Treasury Money Market Fund shall be exempt from the 60-calendar day holding period. The ABC Fund shall have a 21-calendar day holding period (measured on a last-in first-out basis).

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Shares of Affiliated Mutual Funds purchased via automated investments or by reinvestment of dividends or capital gain distributions will not be subject to the 60-day holding period. Shares of Affiliated Mutual Funds held in 401(k) accounts administered by Ascensus (formerly BISYS) will not be subject to the 60-day holding period where the shares were purchased under the following circumstances:

¡	Shares purchased by reinvestment of dividends or capital gain distributions;
¡	Shares purchased in rollover transactions;
¡	Shares purchased for automatic contribution election; and
¡	Shares purchased for automated account rebalance.

E.	Derivative Securities

Securities that derive their value, at least in part, from an underlying asset (such as options, warrants, rights and futures contracts) may be bought and sold or sold and bought at a profit unless the underlying asset is subject to the restrictions set forth in paragraphs (A), (C), (D) and (I) or the exemptions set forth in paragraph (H).

However, rights that were received pro rata with other security holders are exempt from the 60-day hold set forth in paragraph (D).

F.	Spinoffs

Securities that are derived by the creation of an independent company through the sale or distribution of new shares of an existing company or division of a parent company is subject to the restrictions set forth in paragraphs (A), (C), (D) and (I), but exempt from the 60-day hold requirement set forth in paragraph (D) or the exemptions set forth in paragraph (H).

G.	Exempt Transactions

Participation on an ongoing basis in an issuer’s dividend reinvestment or stock purchase plan, participation in any transaction over which no Access Person had any direct or indirect influence or control and involuntary transactions (such as mergers, inheritances, gifts, etc.) are exempt from the restrictions set forth in paragraphs (A), (C) and (D) above with case by case pre-clearance under paragraph (I) below.

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H.	Permitted Exceptions

Purchases and sales of the following Securities for Access Person Accounts are exempt from the restrictions set forth in paragraphs (A), (C) and the first sentence of paragraph (D) above if such purchases and sales comply with the pre-clearance requirements of paragraph (I) below:

1.	Publicly traded non-convertible fixed income Securities rated at least “A”;

2.	Publicly traded equity Securities having a market capitalization in excess of $1.0 billion;

3.

Publicly traded equity Securities having a market capitalization in excess of $500 million if the transaction in question and the aggregate amount of such Securities and any related Securities purchased and sold for the Access Person Account in question during the preceding 60 days does not exceed 100 shares;

4.	Municipal Securities; and

5.	Securities transactions that the Compliance Officer concludes are being effected for federal, state or local income tax purposes.

In addition, the exercise of rights that were received pro rata with other security holders is exempt.

I.	Pre-Clearance of Personal Securities Transactions

No Security may be bought or sold for an Access Person Account unless: (i) the Access Person obtains prior approval from the Compliance Officer or, in the absence of the Compliance Officer, from the General Counsel or a designee; (ii) the approved transaction is completed on the same day approval is received; and (iii) the Compliance Officer or the General Counsel or designee does not rescind such approval prior to execution of the transaction (See paragraph I below for details of the Pre-Clearance Process.)

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J.	Private Placements

The Compliance Officer will not approve purchases or sales of Securities that are not publicly traded, unless the Access Person provides full details of the proposed transaction (including written certification that the investment opportunity did not arise by virtue of such person’s activities on behalf of any Client) and the Compliance Officer concludes, after consultation with one or more of the relevant Portfolio Managers, that the Companies would have no foreseeable interest in investing in such Security or any related Security for the account of any Client.

K.	Pre-Clearance Process

1.

No Securities may be purchased or sold for any Access Person Account unless the particular transaction has been approved in writing by the Compliance Officer or, in his absence, the General Counsel of GAMCO Investors, Inc., Associated Capital Group, Inc. or their designees. The Compliance Officer or a designee shall review not less frequently than weekly reports from the trading desk (or, if applicable, confirmations from brokers) to assure that all transactions effected for Access Person Accounts are effected in compliance with this Code.

2.

No Securities may be purchased or sold for any Access Person Account other than through the trading desk of G.research, LLC, unless express permission is granted by the Compliance Officer. Such permission may be granted only on the condition that the third party broker supply the Compliance Officer, on a timely basis, duplicate copies of confirmations of all personal Securities transactions for such Access Person in the accounts maintained with such third party broker and copies of periodic statements for all such accounts.

3.	A Trading Approval Form, attached as Exhibit B, must be completed and submitted to the Compliance Officer or a designee for approval prior to entry of an order.

4.

After reviewing the proposed trade, the level of potential investment interest on behalf of Clients in the Security in question and the Companies’ restricted lists, the Compliance Officer shall approve (or disapprove) a trading order on behalf of an Access Person as expeditiously as possible. The Compliance Officer will generally approve transactions described in paragraph (G) above unless the Security in question or a related security is on the Restricted List or the Compliance Officer believes for any other reason that the Access Person Account should not trade in such Security at such time.

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5.

Once an Access Person’s Trading Approval Form is approved, the form must be forwarded to the trading desk (or, if a third party broker is permitted, to the Compliance Officer) for execution on the same day. If the Access Person’s trading order request is not approved, or is not executed on the same day it is approved, the clearance lapses although such trading order request may be resubmitted at a later date.

6.

In the absence of the Compliance Officer, an Access Person may submit his or her Trading Approval Form to the General Counsel of GAMCO Investors, Inc., Associated Capital Group, Inc. or a designee. Trading approval for the Compliance Officer must be obtained from the General Counsel, and trading approval for the General Counsel must be obtained from the Compliance Officer or a designee. In no case will the Trading Desk accept an order for an Access Person Account unless it is accompanied by a signed Trading Approval Form.

7.

The Compliance Officer shall review all Trading Approval Forms, all initial, quarterly and annual disclosure certifications and the trading activities on behalf of all Client accounts with a view to ensuring that all Covered Persons are complying with the spirit as well as the detailed requirements of this Code. The Compliance Officer will review all transactions in the market making accounts of G.research, LLC. and the error accounts of the Companies and the Affiliates in order to ensure that such transactions are bona fide market making or error transactions or are conducted in accordance with the requirements of this Article II.

III.	OTHER INVESTMENT-RELATED RESTRICTIONS

A.	Gifts

No Access Person shall accept any gift or other item of more than $100 in value from any person or entity that does business with or on behalf of any Client.

B.	Service As a Director

No Access Person shall commence service on the Board of Directors of a publicly traded company or any company in which any Client account has an interest without prior authorization from the Compliance Committee

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based upon a determination that the Board service would not be inconsistent with the interests of the Clients. The Compliance Committee shall include the senior Compliance Officer and the General Counsel of GAMCO Investors, Inc. and Associated Capital Group, Inc., and at least two of the senior executives from among the Companies.

IV.	REPORTS AND ADDITIONAL COMPLIANCE PROCEDURES

A.

Every Covered Person must submit a quarterly report (a form of which is appended as Exhibit C) containing the information set forth in paragraph (B) below with respect to transactions in any Security or Affiliated Mutual Fund in which such Covered Person has or by reason of such transaction acquires, any direct or indirect beneficial ownership (as defined in Exhibit D) in the Security, or Affiliated Mutual Fund and with respect to any account established by the Covered Person in which any Securities or Affiliated Mutual Funds were held for the direct or indirect benefit of the Covered Person; provided, however, that:

1.

a Covered Person who is required to make reports only because he is a director of one of the Fund Clients and who is a “disinterested” director thereof or who is an Independent Director need not make a report with respect to any transactions other than those where he knew or should have known in the course of his duties as a director that any Fund Client has made or makes a purchase or sale of the same or a related Security, or the investment adviser of any such Fund Client has considered causing any Fund Client to purchase or sell the same or a related Security, within 15 days before or after the purchase or sale of such Security or related Security by such director.

2.

a Covered Person need not make a report with respect to any transaction effected for, and Securities and Affiliated Mutual Funds held in, any account over which such person does not have any direct or indirect influence or control; and

3.

a Covered Person will be deemed to have complied with the requirements of this Article IV insofar as the Compliance Officer receives in a timely fashion duplicate monthly or quarterly brokerage statements or transaction confirmations on which all transactions required to be reported hereunder are described.

B.	A Covered Person must submit the report required by this Article to the Compliance Officer no later than 30 days after the end of the calendar

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quarter in which the transaction or account to which the report relates was effected or established, and the report must contain the date that the report is submitted.

1.	This report must contain the following information with respect to transactions:

a.	The date of the transaction, the title and number of shares and the principal amount of each Security and Affiliated Mutual Fund involved;

b.	The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

c.	The price at which the transaction was effected; and

d.	The name of the broker, dealer or bank with or through whom the transaction was effected.

2.	This report must contain the following information with respect to accounts established:

The name of the broker, dealer or bank with whom the account was established; and

The date the account was established.

C.

Any report submitted to comply with the requirements of this Article IV may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the Security or Affiliated Mutual Fund to which the report relates. A person need not make any report under this Article IV with respect to transactions effected for, and Securities, and Affiliated Mutual Funds held in, any account over which the person has no direct or indirect influence or control.

D.

No later than 10 days after beginning employment with any of the Companies or Affiliates or otherwise becoming a Covered Person, each Covered Person (except for a “disinterested” director of the Fund Client or an Independent Director who is required to submit reports under this Article IV solely by reason of being such a director) must submit a report, which must be current as of a date no more than 45 days prior to the date of beginning employment, containing the following information:

1.

The title, number of shares and principal amount of each Security and Affiliated Mutual Fund in which the Covered Person had any direct or indirect beneficial ownership when the person became a Covered Person;

Revised: March 15, 2016	S-12	INTERNAL USE ONLY

2.

The name of any broker, dealer or bank with whom the Covered Person maintained an account in which any Securities and Affiliated Mutual Fund were held for the direct or indirect benefit of the Covered Person as of the date the person became a Covered Person; and

3.	The date that the report is submitted.

The form of such report is attached as Exhibit E.

E.

Annually each Covered Person must certify that he has read and understood the Code and recognizes that he is subject to such Code. In addition, annually each Covered Person must certify that he has disclosed or reported all personal Securities and Affiliated Mutual Fund transactions required to be disclosed or reported under the Code. Furthermore, each Covered Person (except for a “disinterested” director of the Fund Client or an Independent Director who is required to submit reports under this Article IV solely by reason of being such a director) annually must submit a report containing the following information (which information must be current as of a date no more than 45 days before the report is submitted):

1.

The title, number of shares and principal amount of each Security and Affiliated Mutual Fund in which the Covered Person had any direct or indirect beneficial ownership held in an account not previously disclosed other than a G.research, affiliated funds or a firm-sponsored retirement plan account;

2.

The name of any broker, dealer or bank with whom the Covered Person maintains an account in which any Securities and Affiliated Mutual Funds are held for the direct or indirect benefit of the Covered Person in an account other than a G.research, affiliated funds or a firm-sponsored retirement plan account; and

3.	The date that the report is submitted.

The form of such certification and report is attached as Exhibit F.

F.

At least annually (or quarterly in the case of Items 4 and 5 below), each of the Companies that has a Fund Client or that provides principal underwriting services for a Fund Client shall, together with each Fund

Revised: March 15, 2016	S-13	INTERNAL USE ONLY

Client, furnish a written report to the Board of Directors of the Fund Client that:

1.	Describes any issues arising under the Code since the last report.

2.

Certifies that the Companies have developed procedures concerning Covered Persons’ personal trading activities and reporting requirements relevant to such Fund Clients that are reasonably necessary to prevent violations of the Code;

3.	Recommends changes, if any, to the Fund Clients’ or the Companies’ Codes of Ethics or procedures;

4.

Provides a summary of any material or substantive violations of this Code by Covered Persons with respect to such Fund Clients which occurred during the past quarter and the nature of any remedial action taken; and

5.	Describes any material or significant exceptions to any provisions of this Code of Ethics as determined under Article VI below.

G.

The Compliance Officer shall notify each employee of any of the Companies or Affiliates as to whether such person is considered to be an Access Person or Covered Person and shall notify each other person that is considered to be an Access Person or Covered Person.

V.	SANCTIONS

The Compliance Officer or his designee will review all Trading Approval Forms, all initial, quarterly and annual disclosure certifications and the trading activities on behalf of all client accounts with a view to ensuring that all Covered Persons are complying with the spirit as well as the detailed requirements of the Code.

All violations of the Code must be reported to the Chief Compliance Officer for the appropriate registered investment adviser. In addition, if a staff member becomes aware of or suspects a violation of the Code by any other staff member, the violation or suspected violation must be promptly reported to the Chief Compliance Officer or the General Counsel. Staff members may make such reports anonymously, and will not be retaliated against by the firm for reporting conduct that may constitute a violation of the Code.

Upon discovering that a Covered Person has not complied with the requirements of this Code, the Chief Compliance Officer or the General Counsel will advise the Board of Directors of the relevant Company or of the relevant Fund Client.

Revised: March 15, 2016	S-14	INTERNAL USE ONLY

whichever is most appropriate under the circumstances, which may impose on that person whatever sanctions the Board deems appropriate, including, among other things, disgorgement of profit, censure, suspension or termination of employment. Material violations of requirements of this Code by employees of Covered Persons and any sanctions imposed in connection therewith shall be reported not less frequently than quarterly to the Board of Directors of any relevant Company or Fund Client, as applicable.

The General Counsel will ensure that the Fund Clients and each Gabelli entity that has a Fund Client, furnish a written report to the Board of Directors of each Fund Client, annually or quarterly as required by the Code, containing the information set forth in Section IV(F) of the Code.

VI.	EXCEPTIONS

The Compliance Committee of the Companies reserves the right to decide, on a case-by-case basis, exceptions to any provisions under this Code. Any exceptions made hereunder will be maintained in writing by the Compliance Committee and presented to the Board of Directors of any relevant Fund Client at its next scheduled meeting.

VII.	PRESERVATION OF DOCUMENTS

This Code, a copy of each report by a Covered Person, any written report made hereunder by the Companies or the Compliance Officer, lists of all persons required to make reports, a list of any exceptions, and the reasons therefore, with respect to Article II.B, and any records under Article II.G with respect to purchases pursuant to Article II.H above, shall be preserved with the records of the relevant Company and any relevant Fund Client for the period required by Rule 17j-1.

In accordance with the Investment Advisers Act, the following documents also will be preserved:

A.	Records of all violations of the Code and any action taken as a result of such violation;

B.	Records of all written acknowledgements of receipt of the Code for all Access Persons for a five-year period;

C.	A list of all staff members who are or have been Access Persons during the past five years; and

D.	Records of any decision and supporting reasons for approving the acquisition of securities by Access Persons in limited offerings.

Revised: March 15, 2016	S-15	INTERNAL USE ONLY

VIII.	OTHER LAWS, RULES AND STATEMENTS OF POLICY

Nothing contained in this Code shall be interpreted as relieving any Covered Person from acting in accordance with the provision of any applicable law, rule or regulation or any other statement of policy or procedure governing the conduct of such person adopted by the Companies, the Affiliates or the Fund Clients.

IX.	FURTHER INFORMATION

If any person has any question with regard to the applicability of the provisions of this Code generally or with regard to any Securities transaction or transactions, he/she should consult the Compliance Officer.

Revised: March 15, 2016	S-16	INTERNAL USE ONLY

EXHIBIT A

LIST OF AFFILIATES OF THE COMPANIES

ALCE Partners, LP Associated Capital Group, Inc.
Darien Associates LLC Distributors Holdings, Inc.
Gabelli & Partners, LLC
Gabelli Arbitrage Holdings LLC
Gabelli Associates Fund L.P.
Gabelli Associates Fund II, LP
Gabelli Associates Limited
Gabelli Associates Limited II E
Gabelli Capital Structure Arbitrage Master, Ltd.
Gabelli Capital Structure Arbitrage, Ltd.
Gabelli Capital Structure Arbitrage, LP Gabelli Direct, Inc. Gabelli Entertainment and Telecommunication Acquisition Corp. Gabelli Fixed Income Distributors, LLC
Gabelli Fixed Income, Inc. Gabelli Fixed Income, LLC
Gabelli Fund, LDC
Gabelli Global Infrastructure and Development Partners LP
Gabelli Global Partners Ltd.
Gabelli Global Partners Master, Ltd.
Gabelli Green Long/Short Fund LP Gabelli Green Long/Short Fund Ltd.
Gabelli Intermediate Credit Fund LP Gabelli Intermediate Credit Fund Ltd.
Gabelli International Gold Fund Limited
Gabelli International Limited Gabelli International Partners, LLC Gabelli Japan K.K.
Gabelli Japanese Value Partners Master Fund, Ltd.
Gabelli Japanese Value Partners, LP Gabelli Japanese Value Partners, Ltd
Gabelli Multimedia Partners, L.P.
Gabelli Performance Partnership L.P. Gabelli Principal Strategies Group, LLC Gabelli Principal Strategies Management, LLC

Revised: March 15, 2016	S-17	INTERNAL USE ONLY

Gabelli Securities International Ltd.
Gabelli Trading Holdings LLC GAMA Capital Opportunities Ltd.
GAMA Capital Opportunities Master Fund Ltd.
GAMA Capital Partners LP GAMA Funds LLC
GAMA Select Energy Plus, LP
GAMA Select Energy Plus Master Fund, Ltd.
GAMCO Acquisitions LLC
GAMCO Asset Management (UK) Ltd.
GAMCO International Partners LLC
GAMCO Investors, Inc.
GAMCO Medical Opportunities, L.P.
Gemini Capital Management LLC
Gemini Capital Management Partners, LP
Gemini Global Partners, LP Greenwich Acquisition LLC Greenwich PMV Acquisition Corp.
IB401, Inc.
IB402, Inc.
MJG Associates, Inc. MJG IV Ltd.

Revised: March 15, 2016	S-18	INTERNAL USE ONLY

EXHIBIT B

PRE-CLEARANCE TRADING APPROVAL FORM

I,                                                                           (name), am an Access Person or authorized officer thereof and seek pre-clearance to engage in the transaction described below for the benefit of myself or another Access Person:

Acquisition or Disposition (circle one)

Name of Account:

Account Number:

Date of Request:

Security:

Amount or # of Shares:

Broker:

If the transaction involves a Security that is not publicly traded, a description of proposed transaction, source of investment opportunity and any potential conflicts of interest:

I hereby certify that, to the best of my knowledge, the transaction described herein is not prohibited by the Code of Ethics and that the opportunity to engage in the transaction did not arise by virtue of my activities on behalf of any Client.

Signature:	Print Name:

Approved or Disapproved (Circle One)

Date of Approval:

Signature:	Print Name:

If approval is granted, please forward this form to the trading desk (or if a third party broker is permitted, to the Compliance Officer) for immediate execution.

Revised: March 15, 2016	S-19	INTERNAL USE ONLY

EXHIBIT C

QUARTERLY TRANSACTION REPORT

Report submitted by:
Print Name

This transaction report (the “Report”) is submitted pursuant to Section IV (B) of the Code of Ethics of the Companies and supplies information with respect to transactions in any Security or Affiliated Mutual Fund in which you, or an Access Person, may be deemed to have, or by reason of such transaction acquire, any direct or indirect beneficial ownership interest, and with respect to accounts established by you, or an Access Person, in which any Securities or Affiliated Mutual Funds were held for your direct or indirect benefit, or for the benefit of an Access Person, for the period specified below.1 If you were not employed by or affiliated with us during this entire period, amend the dates specified below to cover your period of employment or affiliation.

Unless the context otherwise requires, all terms used in the Report shall have the same meaning as set forth in the Code of Ethics.

If you have no reportable transactions or new accounts, sign and return this page only. If you have reportable transactions or new accounts, complete, sign and return page two only and include any attachments.

1Every employee is considered an Access Person and is therefore subject to the Firm’s Code of Ethics. Access Person Accounts include all advisory, brokerage, trust or other accounts or forms of direct beneficial ownership in which one or more Access Persons and/or one or more members of an Access Person’s immediate family have a substantial proportionate economic interest. Immediate family includes an Access Person’s spouse and minor children living with the Access Person. A substantial proportionate economic interest will generally be 25% of the equity in the account in the case of any single Access Person and 25% of the equity in the account in the case of all Access Persons in the aggregate, whichever is first applicable

I HAD NO REPORTABLE SECURITIES OR AFFILIATED MUTUAL FUND TRANSACTIONS OR ACCOUNTS ESTABLISHED DURING THE PREVIOUS CALENDAR QUARTER. I CERTIFY THAT I AM FULLY FAMILIAR WITH THE CODE OF ETHICS AND THAT, TO THE BEST OF MY KNOWLEDGE, THE INFORMATION FURNISHED IN THIS REPORT IS TRUE AND CORRECT.

Signature	Date

Position

QUARTERLY TRANSACTION REPORT

Report submitted by:
Print Name

Revised: March 15, 2016	S-20	INTERNAL USE ONLY

The following tables supply the information required by Section IV (B) of the Code of Ethics for the period specified below. All transactions including transactions in Affiliated Mutual Funds and any new accounts established during the previous calendar quarter must be listed below.2 Transactions reported on brokerage statements or duplicate confirmations actually received by the Compliance Officer do not have to be listed although it is your responsibility to make sure that such statements or confirmations are complete and have been received in a timely fashion. If you had transactions of the kind described above, you may simply state, “See statements.”

Acknowledgement of the firm’s Privacy Policy and consent for the firm to receive trading information via electronic feed, duplicate statements and/or trade confirmations will be deemed to have been given for all approved accounts.

TRANSACTIONS

Securities (Name and Symbol)	Date of Transaction	Whether Purchase, Sale, Short Sale or Other Type of Disposition or Acquisition	Quantity of Securities	Price per Share or Other Unit	Name of Broker/Dealer with or through Whom the Transaction was Effected	Nature of Ownership of Securities

NEW ACCOUNTS ESTABLISHED
Name of Broker, Dealer or Bank	Account Number	Date Account Established

2Outside accounts must be pre-cleared prior to being opened (See, Section T of the Compliance Manual).

Managed Accounts:

Revised: March 15, 2016	S-21	INTERNAL USE ONLY

When the personal account of an access person is managed by a third party, or in the case of a trust where an access person is the grantor or beneficiary that provides a trustee with management authority over the trust, the access person should not, in any way, directly or indirectly have influence or control over the personal account/trust.

Please certify to one of the following:

☐	I do NOT have any accounts managed by a third party or trustee.[3]

☐	I do have account(s) managed by a third party or trustee and I do NOT have trade or investment discretion over the account(s). I did not direct, suggest or consult a third party or trustee to make any purchases or sales of securities in the account(s) or trust during the previous calendar quarter.[3]

☐	I do have account(s) managed by a third party or trustee and I have investment and/or trade discretion over at least one of the accounts or trusts and did direct, suggest or consult the manager to make purchases or sales of securities in the account(s) or trust(s) during the previous calendar quarter.[3]

3 List any account or trust not previously disclosed or any account solely managed for the benefit of you by a third party in the “New Accounts Established” section above and contact the Legal/Compliance department. For example, a hedge fund would apply if it is managed as a separate account, but would not be a separate account if you are a limited partner. An investment in a mutual fund managed by a third party would not be a separate account because it is not solely for your benefit.

I CERTIFY THAT I AM FULLY FAMILIAR WITH THE CODE OF ETHICS AND THAT, TO THE BEST OF MY KNOWLEDGE, THE INFORMATION IN THIS REPORT IS TRUE AND CORRECT FOR THE PREVIOUS CALENDAR QUARTER.

Signature	Date

Position

Revised: March 15, 2016	S-22	INTERNAL USE ONLY

EXHIBIT D

BENEFICIAL OWNERSHIP

For purposes of the attached Code of Ethics, “beneficial ownership” shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except the determination of direct or indirect beneficial ownership shall apply to all securities that a Covered Person has or acquires. The term “beneficial ownership” of securities would include not only ownership of securities held be a Covered Person for his own benefit, whether in bearer form or registered in his name or otherwise, but also ownership of securities held for his benefit by others (regardless of whether or how they are registered) such as custodians, brokers, executors, administrators, or trustees (including trusts in which he has only a remainder interest), and securities held for his account by pledges, securities owned by a partnership in which he is a member if he may exercise a controlling influence over the purchase, sale of voting of such securities, and securities owned by any corporation or similar entry in which he owns securities if the shareholder is a control-ling shareholder of the entity and has or shares investment control over the entity’s portfolio.

Ordinarily, this term would not include securities held by executors or administrators in estates in which a Covered Person is a legatee or beneficiary unless there is a specified legacy to such person of such securities or such person is the sole legatee or beneficiary and there are other assets in the estate sufficient to pay debts ranking ahead of such legacy, or the securities are held in the estate more than a year after the decedent’s death.

Securities held in the name of another should be considered as beneficially owned by a Covered Person where such person enjoys “financial benefits substantially equivalent to ownership.” The Securities and Exchange Commission has said that, although the final determination of beneficial ownership is a question to be determined in the light of the facts of the particular case, generally a person is regarded as the beneficial owner of securities held in the name of his or her spouse and their minor children. Absent special circumstances such relationship ordinarily results in such person obtaining financial benefits substantially equivalent to ownership, e.g., application of the income derived from such securities to maintain a common home, or to meet expenses that such person otherwise would meet from other sources, or the ability to exercises a controlling influence over the purchase, sale or voting of such securities.

A Covered Person also may be regarded as the beneficial owner of securities held in the name of another person, if by reason of any contract, understanding, relationship, agreement, or other agreement, he obtains therefrom financial benefits substantially equivalent to those of ownership.

A Covered Person also is regarded as the beneficial owner of securities held in the name of a spouse, minor children or other person, even though he does not obtain therefrom the aforementioned benefits of ownership, if he can vest or re-vest title in himself at once or at some future time.

Revised: March 15, 2016	S-23	INTERNAL USE ONLY

EXHIBIT E

INITIAL HOLDINGS REPORT

Report submitted by:

Print Name

This initial holdings report (the “Report”) is submitted pursuant to Section IV (D) of the Code of Ethics of the Companies and supplies information with respect to any Security and Affiliated Mutual Fund in which you, or an Access Person, may be deemed to have, or by reason of such transaction acquire, any direct or indirect beneficial ownership interest, and with respect to accounts established by you, or an Access Person, in which any Securities or Affiliated Mutual Funds were held for your direct or indirect benefit, or the benefit of an Access Person, as of a date not more than 45 days ago.1

Unless the context otherwise requires, all terms used in the Report shall have the same meaning as set forth in the Code of Ethics.

If you have no reportable Securities, Affiliated Mutual Funds, or accounts, sign and return this page only. If you have reportable Securities, Affiliated Mutual Funds, or accounts, complete, sign and return Page 2 and any attachments.

1Every employee is considered an Access Person and is therefore subject to the Firm’s Code of Ethics. Access Person Accounts include all advisory, brokerage, trust or other accounts or forms of direct beneficial ownership in which one or more Access Persons and/or one or more members of an Access Person’s immediate family have a substantial proportionate economic interest. Immediate family includes an Access Person’s spouse and minor children living with the Access Person. A substantial proportionate economic interest will generally be 25% of the equity in the account in the case of any single Access Person and 25% of the equity in the account in the case of all Access Persons in the aggregate, whichever is first applicable.

I HAVE NO REPORTABLE SECURITIES OR AFFILIATED MUTUAL FUND ACCOUNTS AS OF                             . I CERTIFY THAT I AM FULLY FAMILIAR WITH THE CODE OF ETHICS AND THAT, TO THE BEST OF MY KNOWLEDGE, THE INFORMATION FURNISHED IN THIS REPORT IS TRUE AND CORRECT.

Signature	Date

Position

Revised: March 15, 2016	S-24	INTERNAL USE ONLY

INITIAL HOLDINGS REPORT

Report submitted by:

Print Name

The following tables supply the information required by Section IV (D) of the Code of Ethics as of the date you became subject to the Code. Include all holdings of Affiliated Mutual Funds and attach your most recent statement(s).

Acknowledgement of the firm’s Privacy Policy and consent for the firm to receive trading information via electronic feed, duplicate statements and/or trade confirmations will be deemed to have been given for all approved accounts.2

SECURITIES HOLDINGS
Securities (Name and Symbol)	Quantity of Securities	Name of Broker/Dealer Where Securities Are Held	Nature of Ownership of Securities

ACCOUNTS
Name of Broker, Dealer or Bank	Account Number

2Outside accounts must be pre-cleared prior to being opened (See, Section T of the Compliance Manual).

Revised: March 15, 2016	S-25	INTERNAL USE ONLY

Managed Accounts:

When the personal account of an access person is managed by a third party, or in the case of a trust where an access person is the grantor or beneficiary that provides a trustee with management authority over the trust, the access person should not, in any way, directly or indirectly have influence or control over the personal account/trust.

Please certify to one of the following:

☐	I do NOT have any accounts managed by a third party or trustee.[3]

☐	I do have account(s) managed by a third party or trustee and I do NOT have trade or investment discretion over the account(s). I did not direct, suggest or consult a third party or trustee to make any purchases or sales of securities in the account(s) or trust during the previous calendar quarter.[3]

☐	I do have account(s) managed by a third party or trustee and I have investment and/or trade discretion over at least one of the accounts or trusts and did direct, suggest or consult the manager to make purchases or sales of securities in the account(s) or trust(s) during the previous calendar quarter.[3]

[3] List any account or trust not previously disclosed or any account solely managed for the benefit of you by a third party in the “New Accounts Established” section above and contact the Legal/Compliance department. For example, a hedge fund would apply if it is managed as a separate account, but would not be a separate account if you are a limited partner. An investment in a mutual fund managed by a third party would not be a separate account because it is not solely for your benefit.

I CERTIFY THAT I AM FULLY FAMILIAR WITH THE CODE OF ETHICS AND THAT, TO THE BEST OF MY KNOWLEDGE, THE INFORMATION IN THIS REPORT IS TRUE AND CORRECT AS OF                                                          .

Signature	Date

Position

Revised: March 15, 2016	S-26	INTERNAL USE ONLY

EXHIBIT F

ANNUAL CERTIFICATION OF CODE OF ETHICS

A.	I (a Covered Person) hereby certify that I have read and understood the Code of Ethics, and recognize that I am subject to its provisions. In addition, I hereby certify that I have disclosed or reported all personal transactions in Securities and Affiliated Mutual Funds required to be disclosed or reported under the Code of Ethics;

B.	Within the last ten years there have been no complaints or disciplinary actions filed against me by any regulated securities or commodities exchange, any self-regulatory securities or commodities organization, any attorney general, or any governmental office or agency regulating insurance, securities, commodities or financial transactions in the United States, in any state of the United States, or in any other country;

C.	I have not within the last ten years been convicted of or acknowledged commission of any felony or misdemeanor arising out of my conduct as an employee, salesperson, officer, director, insurance agent, broker, dealer, underwriter, investment manager or investment advisor; and

D.	I have not been denied permission or otherwise enjoined by order, judgment or decree of any court of competent jurisdiction, regulated securities or commodities exchange, self-regulatory securities or commodities organization or other federal or state regulatory authority from acting as an investment advisor, securities or commodities broker or dealer, commodity pool operator or trading advisor or as an affiliated person or employee of any investment company, bank, insurance company or commodity broker, dealer, pool operator or trading advisor, or from engaging in or continuing any conduct or practice in connection with any such activity or the purchase or sale of any security.

E.	Unless I am exempt from filing an Annual Holdings Report (as a “disinterested” director of a Fund Client or an Independent Director of an Affiliate), I have attached a completed Annual Holdings Report which is accurate as of a date no more than 45 days ago.

Print Name:

Signature:

Date:

Revised: March 15, 2016	S-27	INTERNAL USE ONLY

Annual Form, 20xx

Annual Outside Accounts/Holdings Report

Name: (Last name, First)	Job Title/Department:

☐	Neither I nor anyone in my immediate family has Reportable Securities Accounts.[1]

☐	I have Reportable Securities Account(s)[1] for my immediate family or myself outside the firm that was/were previously disclosed and approved by the Legal/Compliance department. The account(s) is/are listed below:

☐	In 20xx, the following Reportable Securities Account(s)[1] listed below was/were opened for my immediate family or myself and not previously disclosed to and approved by the Legal/Compliance Department:

[1]Reportable Securities Accounts include:
•	Advisory, brokerage, trust, mutual fund[2], or other accounts or forms of direct beneficial ownership you or your immediate family currently have open or are intending to open outside the firm. (“Immediate family” is defined as your spouse and minor children).
•	Any outside account that is controlled by you or your immediate family.
•	Any outside account in which you or your immediate family have a beneficial interest.[3]
•	Any outside account of an Access Person that is managed by a third party, or in the case of a trust where an access person is the grantor or beneficiary that provides a trustee with management authority over the trust, the access person should not, in any way, directly or indirectly have influence or control over the personal account/trust. [Note: a hedge fund would be considered an account managed by a third party if it is managed as a separate account, but would not be a separate account if you are a limited partner. An investment in a mutual fund managed by a third party would not be a separate account because it is not solely for your benefit].

2Excluded from the definition of mutual fund accounts are those accounts that can only hold a single family of mutual funds (i.e., direct investment mutual fund accounts).

3Every employee is considered an Access Person and is therefore subject to the Firm’s Code of Ethics. Access Person Accounts include all advisory, brokerage, trust or other accounts or forms of direct beneficial ownership in which one or more Access Persons and/or one or more members of an Access Person’s immediate family have a substantial proportionate economic interest. Immediate family includes an Access Person’s spouse and minor children living with the Access Person. A substantial proportionate economic interest will generally be 25% of the equity in the account in the case of any single Access Person and 25% of the equity in the account in the case of all Access Persons in the aggregate, whichever is first applicable.

Failure to disclose an account is a violation of the firm’s Code of Ethics. Along with this signed form, please enclose a copy of your most recent statement for each new Reportable Securities Account(s) listed below:

Print Your Name:
Signature:
Date:

Revised: March 15, 2016	S-28	INTERNAL USE ONLY

1. Account Title:
Account Number:
Firm Name:
Firm Address:
For Internal Use Onlyi
Receiving Statements & Confirms?

2. Account Title:
Account Number:
Firm Name:
Firm Address:
For Internal Use Onlyi
Receiving Statements & Confirms?

3. Account Title:
Account Number:
Firm Name:
Firm Address:
For Internal Use Onlyi
Receiving Statements & Confirms?

4. Account Title:
Account Number:
Firm Name:
Firm Address:
For Internal Use Onlyi
Receiving Statements & Confirms?

For additional accounts, please make a copy of this page.                                                     Page 2 of 2

Revised: March 15, 2016	S-29	INTERNAL USE ONLY

October 1, 2015

General Principles	1

Personal Investment Transactions	2

Overview	2
Personal Investment Restrictions	3
Who Must Comply: Access Person/Covered Person	3
Covered Transactions/Covered Accounts	3
Policy Governing Covered Transactions	4
Pre-clearance Process	5
Prohibited Transactions	6
Additional Restrictions for Certain Investment Professionals	7
Exceptions: Exempt Securities and Exempt Transactions	9
Exemptive Relief	14

Personal Investment Reporting	14
Reporting on Opening, Changing or Closing a Covered Account	15
Required Certifications	16
Policy Statement on Insider Trading	17

TCW Policy on Insider Trading	17
Trading Prohibition	17
Communication Prohibition	18
What Is Material Information?	18
What Is Non-Public Information?	19
Examples Of How TCW Personnel Could Obtain Inside Information And What You Should Do In These Cases	19
Board of Directors’ Seats or Observation Rights	19
Deal-Specific Information	20
Participation in Rapid Fire Capital Infusions	22
What Are The Ramifications For Participating In A Rapid Fire Capital Infusion?	22
Creditors’ Committees	23
Information about TCW Products	23
Contacts with Public Companies	24
What Is The Effect Of Receiving Inside Information?	24
Does TCW Monitor Trading Activities?	25
Penalties and Enforcement by SEC and Private Litigants	25

i

What You Should Do If You Have Questions About Inside Information?	26
Ethical Wall Procedures	27
Identification of the Walled-In Individual or Group	27
Isolation of Information	27
Restrictions on Communications	27
Restrictions on Access to Information	28
Trading Activities by Persons within the Wall	28
Termination of Ethical Wall Procedures	28
Certain Operational Procedures	29
Maintenance of Restricted List	29
Exemptions	29
Anti-Corruption Policy	31

Statement of Purpose	31
Scope	31
Prohibited Conduct	31
Permitted Conduct	32
Gifts	32
Entertainment or Similar Expenditures	33
Gifts, Entertainment, Payments & Preferential Treatment	33
Gifts Provided By the Firm/Firm Personnel	34
Entertainment and Hospitality Provided by the Firm/Firm Personnel	36
Gifts and Entertainment Received by Firm Personnel	36
Political Contributions	38
Facilitating Payments are Prohibited	38
Health or Safety Exception	39
Third Party Representatives	39
Red Flag Reporting	40
Mandatory Reporting	41
Non-Retaliation	41
Books and Records	41
Outside Business Activities	42

Outside Employment, Service as Director and Fiduciary Appointments	42
Service as Director	43
Fiduciary Appointments	43

ii

Compensation, Consulting Fees and Honorariums	44
Serving As Treasurer of Clubs, Houses of Worship, Lodges	44
Obtaining Approval	44
Political Activities & Contributions	44

Introduction	44
General Rules	45
Rules Governing Firm Contributions and Activities	45
Federal Elections	45
Contributions to State and Local Candidates and Committees	46
Exemptive Relief	46
Political Activities on Firm Premises and Using Firm Resources	47
Federal, State, and Local Elections	47
Rules for Individuals	48
Responsibility for Personal Contribution Limits	48
Pre-Approval of all Political Contributions and Volunteer Activity	48
New Hires, Transfers and Promotions to Covered Associate Position	48
Confidentiality	50
Participation in Public Affairs	50
Fundraising and Soliciting Political Contributions	50
Special State Rules	51
Other Employee Conduct	52

Personal Loans	52
Taking Advantage of a Business Opportunity That Rightfully Belongs To the Firm	52
Disclosure of a Direct or Indirect Interest in a Transaction	53
Corporate Property or Services	53
Use of TCW Stationery	53
Giving Advice to Clients	53

iii

Confidentiality	55

Sanctions	56

Reporting Illegal or Suspicious Activity - “Whistleblower Policy”	57

Policy	57
Procedure	57
Glossary	59

Appendix A	64

iv

General Principles

The TCW Group, Inc. is the parent of several companies that provide investment advisory services. As used in this Code of Ethics or Code, the “Firm” or “TCW” refers to The TCW Group, Inc., TCW Advisors, and controlled affiliates.

This Code is based on the principle that the officers, directors and employees of the Firm owe a fiduciary duty to the Firm’s clients. In consideration of this you must:

•	Protect the interests of the Firm’s clients before looking after your own.

•	If you know that an investment team is considering a transaction in a security, don’t trade that security.

•	Never use opportunities provided for the Firm’s clients by brokers or others for your personal benefit.

•	Avoid actual or apparent conflicts of interest in conducting your personal investing.

•	Never trade on the basis of client information, or otherwise use client information for personal benefit.

•	Maintain the confidentiality of all client financial and other confidential information. Loose lips sink ships.

•	Comply with all applicable securities laws and Firm policies, including this Code.

•	Communicate with clients or prospective clients candidly.

•	Exercise independent judgment when making investment decisions.

•	Treat all clients fairly.

When in doubt, call the General Counsel, the Chief Compliance Officer, or any member of the Compliance or Legal Department before taking action. We are here to help. The reputation that TCW has built through decades of hard work can be destroyed by a single action. As an Access Person, you are responsible for safeguarding the reputation of TCW.

Violations of this Code constitute grounds for disciplinary actions, including immediate dismissal.

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Personal Investment Transactions

Overview

The first part of this policy restricts your personal investment activities to avoid actual or apparent conflicts of interest with investment activities on behalf of clients of the Firm. The second part addresses reporting requirements for personal investing. You must conduct your personal investment activities in compliance with these rules.

Any questions about this policy should be addressed to the Administrator of the Code of Ethics at extension 0467 or ace@tcw.com.

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Personal Investment Restrictions

Who Must Comply: Access Person/Covered Person

Generally, each employee, officer or management director of the Firm is an Access Person.

A consultant, temporary employee or other individual may be designated as an Access Person, depending on factors including that person’s duties and access to information.

For each Access Person, the members of their “Immediate Family” (including spouse, relative or significant other residing with the Access Person) is a “Covered Person.”

All Securities trading by Access Persons and Covered Persons is monitored and reviewed. If patterns arise or it is determined that trading during the course of normal operations is of such a level as to interfere with the Person’s work performance or responsibilities, create any actual or apparent conflict of interest, negatively impact the operations of TCW or violate any Firm policy, limits may be imposed. Where necessary the Person will be notified by his/her supervisor, or such other appropriate officer(s), that trading restrictions may be implemented.

Every Covered Person should be familiar with the requirements of this policy. Contact the Administrator of the Code of Ethics to send each Covered Person a copy of this policy or to have them attend a Code orientation.

Covered Transactions/Covered Accounts

This policy covers investment activities (“Covered Transactions”) (i) by any Access Person or Covered Person, and (ii) in any account in which any Access Person has a “beneficial interest”. Any account through which a Covered Transaction is made is a “Covered Account.”

An Access Person has a “beneficial interest” in an account if that Access Person:

•	has benefits substantially equivalent to owning the Securities or the account,

•	can obtain ownership of the Securities in the account within 60 days, or

•	can vote or dispose of the Securities in the account.

Examples include a relative’s brokerage account for which the Access Person can effect trades, or an estate for which the Access Person makes investment decisions as executor.

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Violations of this policy by your Immediate Family members or by any persons in an account in which you have a beneficial interest will be treated as violations by you.

Policy Governing Covered Transactions

Generally, all trading by Covered Persons requires pre-clearance. Exempt transactions and exempt securities are listed below.

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Pre-clearance Process

Outside Fiduciary Accounts require special procedures. Contact the Administrator of the Code of Ethics.

For marketable securities and Private Placement pre-clearance, log on to StarCompliance and file the required form at http://tcw.starcompliance.com. The instructions for filing a PAT Form and Private Placement Form are available on myTCW.

Requests submitted before 12:00 noon Los Angeles time (3:00 pm New York Time) are usually processed same-day. Pre-clearance expires on 1:00 p.m. Los Angeles time (4:00 p.m. New York time) on the next business day after it is received. Generally, you must either obtain a new pre-clearance or cancel any unexecuted portion of the transaction that is not completed before your pre-clearance expires. Limit orders must be structured to comply with the pre-clearance time limits, or such other period specifically approved by Legal or Compliance. Please contact the Administrator of the Code of Ethics if a different period is requested. Any approval of a period other than the standard pre-clearance time limit is subject to Compliance’s ability to cancel the approval (regardless of execution) at any time.

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Prohibited Transactions

Pre-clearance is required for most investment activities, but the following activities are prohibited, and pre-clearance will generally not be available. Except as otherwise noted, these trading restrictions do not apply to Outside Fiduciary Accounts.

Prohibited Transaction	Exceptions/Limitations	Consequences/Comments

Transacting in a Security that the Firm is trading for its clients	Exception: Permitted once the Firm’s trading is completed or cancelled	Portfolio managers may accumulate a position in a particular security over a period of time. During such accumulation period, permission to trade in such a security will generally not be granted.

Transacting in a security that the Access Person knows is under consideration for trading by the Firm for its clients

Uncovered short sale

Writing an uncovered option

Acquiring any Security in an IPO	Exception: Permitted if the Security is an Exempt Security. See chart below.

Acquiring an interest in a 3rd party registered investment company advised or sub-advised by the Firm		Comment: see Prohibited Third-Party Registered Investment Companies for a list.

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Additional Restrictions for Certain Investment Professionals

In addition to the foregoing prohibited transactions, the following are prohibited for the Investment Personnel indicated below.

Prohibited Transaction	Applies to	Consequences/Comments

Profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) Securities within 60 calendar days by any of the following Access Persons described under “Applies to” who provide services for registered investment companies	• Portfolio Managers • Securities Analysts and Researchers • Securities Traders who provide information or advice to a portfolio manager • members of Investment Control	Transactions will be matched using a LIFO system. All profits of prohibited trades are subject to disgorgement Exceptions: • Exempt Securities • ETF’s pre-approved through StarCompliance

Purchasing or selling a Security in the 5 business days BEFORE that Security is bought or sold on behalf of a Firm client, in any • Covered Account, or • Outside Fiduciary Account

•      Prohibited for portfolio managers and any other investment professional in their product group, including traders, Researchers or Analysts, for the client account in which the Security is transacted.

•      Members of Investment Control

• All prohibited transactions must be reversed; and • all profits are subject to disgorgement.

Purchasing a Security in the 5 business days after that Security is sold on behalf of a	• Prohibited for portfolio managers and any other investment	• All prohibited transactions must be reversed; and • all profits are subject to disgorgement.

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Firm client, or selling a Security in the 5 business days AFTER that Security is purchased on behalf of a Firm client, in any • Covered Account, or • Outside Fiduciary Account	professional in their product group, including traders, Researchers or Analysts, for the client account in which the security is transacted. • Members of Investment Control.

Purchasing or selling any Security in the 5 business days AFTER a TCW-advised or sub-advised registered investment company buys or sells the Security, in any

•      Covered Account, or

•      Outside Fiduciary Account

•      Prohibited for a portfolio manager and any other investment professional in their product group, including traders, Researchers or Analysts, managing funds for the registered investment company

•      Members of Investment Control

• All prohibited transactions must be reversed; and • all profits are subject to disgorgement.

Purchasing or selling any Security in a manner inconsistent with any recommendation made by that research analyst less than 30 days prior to the proposed purchase or sale	• Prohibited for any Analyst or Researcher	• All prohibited transactions must be reversed; and • all profits are subject to disgorgement.

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Recommending any Security for purchase by the Firm, including writing a research report advocating for the purchase of a Security, where such individual also holds such Security in a Covered Account.	• Prohibited for any portfolio manager, Researcher or Analyst, unless they have held such Security for at least three months prior to the recommendation or drafting of the research report.	• All prohibited transactions must be reversed; and • all profits are subject to disgorgement.

Exceptions: Exempt Securities and Exempt Transactions

Pre-clearance is generally not required for Exempt Transactions, or transactions in Exempt Securities. The following tables identify Exempt Securities and Exempt Transactions, and summarizes any pre-clearance and reporting requirements that do apply.

Types of Exempt Securities	Pre-clearance Required?	Reporting Required?	Limitations/Comments

U.S. Government Securities (including agency obligations)	No	No

Investment-grade rated Securities issued by any State, Commonwealth or territory of the United States, or any political subdivision or taxing authority thereof	No	No

Bank certificates of deposit or time deposits	No	No

Bankers’ Acceptances.	No	No

Investment grade debt instruments with a term of 13 months or less, including commercial paper, fixed-rate notes, repurchase agreements, and municipal bonds.	No	No additional reporting if transacted through a linked account with a Linked Broker, or a broker supplying copies of statements.	Ask the appropriate product attorney in the Legal Department for clarification if any questions.

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Shares in money market mutual funds or a fund that appears on the exempt list.	No	No

Shares in open-end investment companies not advised or sub-advised by the Firm.	No	No	See Prohibited Third-Party Registered Investment Companies

Shares of unit investment trusts that are invested exclusively in mutual funds not advised by the Firm.	No	No

Stock index futures, futures on U.S. Government Securities, Eurodollar futures contracts, and non-financial commodities	No	No additional reporting if transacted through a linked account with a Linked Broker, or a broker supplying copies of statements.

Municipal bonds traded in the market	No	No additional reporting if transacted through a linked account with a Linked Broker, or a broker supplying copies of statements.	No

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Trades in Non-Discretionary Accounts which you, your spouse, your domestic partner, or your significant other established.	No	Opening of the account must be reported, with evidence that it is non-discretionary. No reporting of trades required.

Securities purchased or sold through an Auto-Trade	No	No additional reporting if transacted through a linked account with a Linked Broker, or broker supplying copies of statements.

Security purchases effected upon the exercise of rights issued by the issuer pro rata to all holders of a class of its securities, to the extent that such rights were acquired from such issuer, and sales of such rights were so acquired.	No	No additional reporting if purchased through a Linked Account with a Linked Broker, or broker supplying copies of statements.

Interests in Firm-sponsored limited partnerships or other Firm -sponsored private placements.	No	Yes

Securities acquired in connection with the exercise of an option.	No, unless cash is received in connection with exercise of the option	Yes, securities received must be reported.

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Stock options issued by Société Générale S.A. to TCW employees	No	No additional reporting if transacted through a linked account with a Linked Broker, or a broker supplying copies of statements.

Rule 10b5-1 Plans	Prior approval required to enter plan. Transactions pursuant to an approved plan will not require pre-clearance.	Yes

Direct Purchase Plans	Prior approval required to enter plan. Transactions pursuant to an approved plan will not require pre-clearance.	Yes

Exempt Transactions	Pre-clearance Required?	Reporting Required?	Limitations/Comments

Transfers of interests in Firm- sponsored Private Placements that are • Estate planning transfers • Court-ordered transfers	No	No

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Purchases or sales of a MetWest or TCW Fund in a Firm Account	No	No	Compliance with frequent trading rules required

Purchases or sales of a MetWest or TCW Fund in a non-Firm Account	No	No	Compliance with frequent trading rules required

Transacting in Securities if the Firm acts as an adviser or distributor for the investment, offered in: • A hedge fund; • Private Placement; or • Other Limited Offerings	No	Yes

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Exemptive Relief

To seek approval for a Code of Ethics exemption, contact the Administrator of the Code of Ethics. The Administrator of the Code of Ethics will require a written statement indicating the basis for the requested approval, and coordinate obtaining the approval of the Approving Officers. The Approving Officers shall meet or otherwise exchange views (by email or otherwise) on an ad hoc basis upon written request by an Access Person that states the basis for any requested approval or exemption. The Approving Officers may, under appropriate circumstances, approve requests for an individual, a group or a class. The Approving Officers have no obligation to grant any requested approval or exemption.

The Approving Officers also may, under appropriate circumstances, grant exemption from Access Person status to any person.

Personal Investment Reporting

TCW receives automated feeds from many major brokers (“Linked Brokers”). If your broker is not a Linked Broker, you must ensure that TCW receives duplicate broker statements. In addition, Access Persons must timely file all reports for all transactions as provided in the tables below. Transactions that must be reported include opening, closing or changing Covered Accounts. Corporate actions such as mergers, purchases and sales, spin-offs, stock splits, stock-on-stock dividends and like activities must also be reported unless made through an account with a Linked Broker.

All reports are filed online through the internet at http://tcw.starcompliance.com.

If you will not be able to access the Internet to file a report on time, contact the Administrator of the Code of  Ethics prior to the filing due date.

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Reporting on Opening, Changing or Closing a Covered Account

Brokerage Accounts. You must use the StarCompliance, http://tcw.starcompliance.com, system to enter information about each Covered Account:

Activity	Comments	Exceptions

• Upon becoming an Access Person • Upon opening a new Covered Account while you are an Access Person

The Administrator of the Code of Ethics can inform you if you broker is a Linked Broker, and set up your account for automated feed. If your broker is not a Linked Broker, the Administrator of the Code of Ethics can assist you with a release letter (“407 letter”) to allow TCW to receive duplicate statements.

You are not required to report or enter information for: • Outside Fiduciary Accounts • Accounts that hold only third party mutual funds

• Upon closing, or making any change to, a Covered Account while you are an Access Person	Update StarCompliance	N/A

•	Separate Accounts. You must obtain pre-clearance from your group head and the Approving Officers to open a personal separately managed account at the Firm.

15

Required Certifications

These reports are available on http://tcw.starcompliance.com.

Certification	When Due	Additional Requirements

Initial Holdings Report	Within 10 days after becoming an Access Person	Include all securities except Exempt Securities Include all Covered Accounts. Holdings must be current no earlier than 45 days before you became an Access Person

Quarterly Certificate of Compliance	By each January 10, April 10, July 10 and October 10	Must be filed even if there were no transactions during the period.

Annual Holdings Report	By January 31 of each year	Same as Initial report, except that holdings must be current as of December 31 of the prior year.

Annual Certificate of Compliance	By January 31 of each year

Report on Outside Activities (Includes Directorships/Officerships/Creditor Committees/Board Observation Rights)	4th quarter of each year

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Policy Statement on Insider Trading

Members of the Firm occasionally come into possession of material, non-public information or “inside information”. Various laws, court decisions, and general ethical standards impose duties with respect to the use of this inside information.

The SEC rules provide that any purchase or sale of a security while “having awareness” of inside information is illegal regardless of whether the information was a motivating factor in making a trade.

Courts may attribute one employee’s knowledge of inside information to other employees that trade in the affected security, even if no actual communication of this knowledge occurred. Thus, by buying or selling a particular Security in the normal course of business, Firm personnel other than those with actual knowledge of inside information could inadvertently subject the Firm to liability.

The risks in this area can be significantly reduced through the use of a combination of trading restrictions and information barriers designed to confine material non-public information to a given individual, group or department (see defined term “Ethical Walls”).

See the Reference Table below if you have any questions on this Policy or who to consult in certain situations.

TCW Policy on Insider Trading

Trading Prohibition

•

No Access Person of the Firm, either for themselves or on behalf of clients or others, may buy or sell a security (i.e., stock, bonds, convertibles, options, warrants or derivatives tied to a company’s securities) while in possession of material, non-public information about the company (except in limited circumstances discussed below).

•	This applies in the case of both publicly traded and private companies.
•

This means that you may not buy or sell such securities for yourself or anyone, including your spouse, domestic partner, relative, friend, or client and you may not recommend that anyone else buy or sell a security of a company on the basis of inside information regarding that company.

If you believe you have received oral or written material, non-public information, you should not discuss the information with anyone except the product attorney in the Legal Department, the General Counsel, or the Chief Compliance Officer who will determine whether the information is of a nature requiring restrictions on use and dissemination and when any restrictions should be lifted.

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Communication Prohibition

No Access Person may communicate material, non-public information to others who have no official need to know. This is known as “tipping,” which also is a violation of the insider trading laws, even if you as the “tipper” did not personally benefit. Therefore, you should not discuss such information acquired on the job with your spouse, domestic partner or with friends, relatives, clients, or anyone else inside or outside of the Firm except on a need-to-know basis relative to your duties at the Firm.

Remember that TCW Funds and TSI are publicly traded entities and you may be privy to material non-public information regarding those entities. Communicating such information in violation of the Firm’s policies is illegal.

The prohibition on sharing material, non-public information extends to affiliates such as the Carlyle entities.

What Is Material Information?

Information (whether positive or negative) is material:

•	When a reasonable investor would consider it important in making an investment decision or
•	When it could reasonably be expected to have an effect on the price of a company’s securities.

Some examples of Material Information are:

•	Earnings results, changes in previously released earnings estimates, liquidity problems, dividend changes,

•	Projections, major capital investment plans,

•	Significant merger, tender offers, rights offerings, spin-off, joint venture, stock buy backs, stock splits or acquisition proposals or agreements,

•	New product releases or schedule changes,

•	Significant accounting changes, credit rating changes, write-offs or charges,

•	Major technological discoveries, breakthroughs or failures,

•	Major contract awards or cancellations,

•	Governmental investigations, major litigation or disposition of litigation, or

•	Extraordinary management developments or changes.

18

Because no clear or “bright line” definition of what is material exists, assessments sometimes require a fact-specific inquiry. If you have questions about whether information is material, direct the questions to your product attorney, the General Counsel or the Chief Compliance Officer.

What Is Non-Public Information?

Non-public information is information that:

•	Has not been disseminated broadly to investors in the marketplace;
•

Has not become available to the general public through a public filing with the SEC or some other governmental agency, the Dow Jones “tape,” a press release, Bloomberg, release by Standard & Poor’s or Reuters, or publication in the Wall Street Journal or other generally circulated publication.

Examples Of How TCW Personnel Could Obtain Inside Information And What You Should Do In These Cases

Examples of how a person could come into possession of inside information include:

Board of Directors’ Seats or Observation Rights

•	Most public companies have restrictions on trading by Board members except during trading window periods.
•

Anyone who wishes to serve on a Board of Directors or as a Board Observer must seek pre-approval and complete the Report on Outside Directorships and Officerships that is posted on the myTCW intranet and submit it to the Administrator of the Code of Ethics who will coordinate the approval process.

•

If approval is granted, the Administrator of the Code of Ethics will notify the Legal Department so that the appropriate Ethical Wall and/or restricted securities listing can be made. See “Outside Activities Service as a Director”.

Portfolio Managers:

•	Sitting on Boards of public companies in connection with an equity or fixed income position that they manage; or
•	Having an intent to control or work with others to attempt to influence or control a company

19

should be mindful of:

•	SEC filing obligations under Section 16 of the Exchange Act
•	“Short swing profits” restrictions and penalties related to purchases and sales of shares held in client accounts within a 6-month period.

The product attorney should be consulted in these situations, and outside counsel should be involved as necessary.

Deal-Specific Information

Employees may receive inside information for legitimate purposes such as:

•	In the context of a direct investment, secondary transaction or participation in a transaction for a client account
•	In the context of forming a confidential relationship
•	Receiving “private” information through on-line services such as Intralinks.

This “deal-specific information” may be used by the department to which it was given for the purpose for which it was given. This type of situation typically arises in:

•	mezzanine financings,
•	loan participations, bank debt financings,
•	venture capital financing,
•	purchases of distressed securities,
•	oil and gas investments and
•	purchases of substantial blocks of stock from insiders.

It should be assumed that inside information is transmitted whenever:

•	A confidentiality agreement is entered into;
•	An oral agreement is made or an expectation exists that you will maintain the information as confidential; or
•	There is a pattern or practice of sharing confidences so that the recipient knows or reasonably should know that the provider expects the information to be kept confidential, such pattern or practice is sufficient to form a confidential relationship.

There is a presumed duty of trust and confidence when a person receives material non-public information from his or her spouse, parent, child, or sibling.

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Remember that even if the transaction for which the deal-specific information is received involves securities that are not publicly traded, the issuer may have other classes of traded securities, and the receipt of inside information can affect the ability of other product groups at the Firm to trade in those securities.

If you are to receive any deal-specific information or material, non-public information on a company (whether domestic or foreign), contact the product attorney in the Legal Department for your area, who then will implement the appropriate Ethical Wall and trading procedures.

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Participation in Rapid Fire Capital Infusions

Overview

From time to time, public companies may seek rapid-fire capital infusions of capital from institutional investors. In the past, these have involved investment banks contacting potential investors, often over the weekends, on a pre-announcement basis.

What Should You Do?

If you work with marketable security strategies and you receive a call to participate in an offering before it is publicly announced, please contact the Legal Department, General Counsel or Chief Compliance Officer. Do not ask the name of the company that is the subject of the financing or agree to any confidentiality or standstill agreements. Otherwise, you may restrict trading in your and other portfolios and the Firm. Your email should include the contact information for the person who contacted you.

What Are The Ramifications For Participating In A Rapid Fire Capital Infusion?

Historically, the Firm’s marketable securities strategies have not received material non-public information and have relied solely on public information. Some of the ramifications of your participating in a rapid fire capital infusion are:

•

Your accounts will be restricted for the company in question as soon as you learn about the name of the company, even if you decide not to participate. There is no ability to preview the names because just knowing about the potential transaction is in itself material non-public information.

•	A restriction in a name could last for a period of time and that period cannot be predicted in advance. In many cases, it may be a fairly short period (a week or so).

•	You will need to be available or designate someone in your portfolio management group to be fully available at night and possibly over the weekend to consider the transaction(s).

If your group decides to participate in the offering, the Legal Department will work with your group to implement appropriate Ethical Wall procedures with the goal of ensuring that others at the Firm who do not have the information will not be frozen in their trading securities of the issuer. The shares of the company at issue will be restricted in accounts managed by your group and possibly others at the Firm until after the terms of the financing (or other material non-public information) are publicly announced.

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Creditors’ Committees

Members of the Firm may be asked to participate on a Creditors’ Committee which is given access to inside information. Since this could affect the Firm’s ability to trade in securities in the company, before agreeing to sit on any official Creditors’ Committee, contact the Administrator of the Code of Ethics who will obtain any necessary approvals and notify the Legal Department so that the appropriate Ethical Wall can be established and/or restricted securities listings can be made.

If you sit on an informal Creditors’ Committee, consult with the product attorney to confirm whether the committee could receive material non-public information from an issuer that would impose restrictions or the need for an Ethical Wall.

Information about TCW Products

Persons involved with the management of the Firm’s limited partnerships, trusts, and mutual funds could come into possession of inside information about those funds that is not generally known to their investors or the public. The following could be considered inside information:

•	Plans with respect to dividends, closing down a fund or changes in portfolio management personnel
•	Buying or selling securities in a Firm product with knowledge of an imminent change in dividends or
•	A large-scale buying or selling program or a sudden shift in allocation that was not generally known

Disclosing holdings of the TCW Funds or TSI on a selective basis could also be viewed as an improper disclosure of non-public information and should not be done. The Firm currently discloses holdings of the TCW Funds or TSI on a monthly basis beginning on the 15th calendar day following the end of that month (or, if not a business day, the next business day thereafter). Disclosure of these funds’ holdings at other times requires special confidentiality procedures and must be pre-cleared with the product attorney See the Marketing and Communications Policy for further information concerning portfolio holdings disclosure.

In the event of inadvertent or unintentional disclosure of material non-public information, the person making the disclosure should immediately contact the product attorney or General Counsel. The Legal Department should notify the Administrator of the Code of Ethics of this type of inside information so that appropriate restrictions can be put in place.

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Contacts with Public Companies

Contacts with public companies are an important part of the Firm’s research efforts coupled with publicly available information. Difficult legal issues arise when an employee becomes aware of material, non-public information through a company contact. This could happen, for example, if a company’s Chief Financial Officer prematurely discloses quarterly results, or if an investor-relations representative makes a selective disclosure of adverse news to a handful of investors. In such situations, the Firm must make a judgment regarding its further trading conduct.

If an issue arises in this area, a research analyst’s notes could become subject to scrutiny. Research analyst’s notes have become increasingly the target of plaintiffs’ attorneys in securities class actions.

The SEC has declared publicly that they will take strict action against what they see as “selective disclosures” by corporate insiders to securities analysts, even when the corporate insider was getting no personal benefit and was trying to correct market misinformation. Analysts and portfolio managers who have private discussions with management of a company should be clear about whether they desire to obtain inside information and become restricted or not receive such information.

If an analyst or portfolio manager receives what he or she believes is inside information and if you feel you received it in violation of a corporate insider’s fiduciary duty or for his or her personal benefit, you should not trade and should discuss the situation with your product attorney in the Legal Department, the General Counsel or the Chief Compliance Officer.

What Is The Effect Of Receiving Inside Information?

Any person actually receiving inside information is subject to the trading and communication prohibitions discussed above. However, restrictions may extend to other persons and departments within the company. In the event of receipt of inside information by an employee, the Firm generally will:

•

Establish an Ethical Wall around the individual or a select group or department, and/or place a “firm wide restriction” on securities in the affected company that would bar any purchases or sales of the securities by any department or person within the Firm, whether for a client or personal account unless there is specific approval from the Compliance or Legal Departments.

In connection with the Ethical Wall protocol, those persons falling within the Ethical Wall would be subject to the trading prohibition and, except for need-to-know communications to others within the Ethical Wall, the communication prohibition discussed above. The

24

breadth of the Ethical Wall and the persons included within it will be determined on a case-by-case basis. In these circumstances, the Ethical Wall procedures are designed to “isolate” the inside information and restrict access to it to an individual or select group to allow the remainder of the Firm not to be affected by it.

In any case where an Ethical Wall is imposed, the Ethical Wall procedures discussed below must be strictly observed. Each Group Head is responsible for ensuring that members of his or her group abide by these Ethical Wall procedures in every instance.

Does TCW Monitor Trading Activities?

Yes, the Compliance Department and Investment Control monitor through one or more of the following:

•	Conducts reviews of trading in public securities listed on the Restricted Securities List.
•	Surveys client account transactions that may violate laws against insider trading and, when necessary, investigates such trades
•	Conducts monitoring of the Ethical Walls.
•	Reviews personal securities trading to identify insider trading, other violations of the law or violations of the Firm’s policies.
•	Reviews securities holding and transaction reports as required by SEC rules and regulations.

Penalties and Enforcement by SEC and Private Litigants

Insider trading violations subject both the Firm and the individuals involved to severe civil and criminal penalties and could result in damaging the reputation of the Firm. Violations constitute grounds for disciplinary sanctions, including dismissal.

The SEC pursues all cases of insider trading regardless of size and parties involved. Penalties for violations are severe for both the individual and possibly his or her employer. These could include:

•	Paying three times the amount of all profits made (or losses avoided),

•	Fines of up to $1 million,

•	Jail up to 10 years, and

•	Civil lawsuits by shareholders of the company in question.

The regulators, the market and the Firm view violations seriously.

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What You Should Do If You Have Questions About Inside Information?

Topic	You Should Contact:*

If you have a question about:

•  The Insider Trading Policy in general

•  Whether information is “material” or “non-public”

•  Whether you have received material non-public  information about a public company

•  Obtaining deal-specific information (pre-clearance is  required)

•  Sitting on a Creditors’ Committee (preapproval is  required)

•  Need to have an Ethical Wall established

•  Terminating an Ethical Wall

•  Section 13/16 issues

•  Who is “within” or “outside” an Ethical Wall

The product attorney, General Counsel or Chief Compliance Officer.

If you have a question about whether you have received inside information on a Firm commingled fund (e.g. partnerships, trusts, mutual funds)	Department Head for product area or for mutual funds or such group’s product attorney (who will coordinate as necessary with the Administrator of the Code of Ethics

If you:

•  Wish to take a Board of Directors seat, serve as an  alternate on a Board or sit on a Creditors Committee
 (Pre-approval is required)

•  Have questions about the securities listed on the  Restricted Securities List

•  Want permission to buy or sell a security listed on the  Restricted Securities List

Administrator of the Code of Ethics

In the event of inadvertent or non-intentional disclosure of mutual non-public information	Product attorney or General Counsel who will notify the Chief Compliance Officer because the Firm may be required to make prompt disclosure.

*References in this Policy to the General Counsel and Chief Compliance Officer include persons who they have authorized in their respective departments to handle matters under this Policy.

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Ethical Wall Procedures

The SEC has long recognized that procedures designed to isolate inside information to specific individuals or groups can be a legitimate means of curtailing attribution of knowledge of such inside information to an entire company. These types of procedures are known as Ethical Wall procedures. In those situations where the Firm believes inside information can be isolated, the following Ethical Wall procedures would apply. These Ethical Wall procedures are designed to “quarantine” or “isolate” the individuals or select group of persons with the inside information within the Ethical Wall.

Identification of the Walled-In Individual or Group

The persons subject to the Ethical Wall will be identified by name or group designation. If the Ethical Wall procedures are applicable simply because of someone serving on a Board of Directors of a public company in a personal capacity, the Ethical Wall likely will apply exclusively to that individual, although in certain circumstances expanding the wall may be appropriate. When the information is received as a result of being on a Creditors’ Committee, serving on a Board in a capacity related to the Firm’s investment activities, or receiving deal-specific information, the walled-in group generally will refer to the group associated with the deal and, in some cases, related groups or groups that are highly interactive with that group. Determination of the breadth of the Ethical Wall is fact-specific and must be made by the product attorney, the General Counsel, or the Chief Compliance Officer. Therefore, as noted above, advising them if you come into possession of material, non-public information is important.

Isolation of Information

Fundamental to the concept of an Ethical Wall is that the inside information be effectively quarantined to the walled-in group. The two basic procedures that must be followed to accomplish this are as follows: restrictions on communications and restrictions on access to information.

Restrictions on Communications

Communications regarding the inside information of the subject company should only be held with persons within the walled-in group on a need-to-know basis or with the General Counsel, the product attorney in the Legal Department or Chief Compliance Officer. Communications should be discreet and should not be held in the halls, in the lunchroom or on cellular phones. In some cases using code names for the subject company as a precautionary measure may be appropriate.

If persons outside of the group are aware of your access to information and ask you about the target company, they should be told simply that you are not at liberty to discuss it. On occasion,

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discussing the matter with someone at the Firm outside of the group may be desirable. However, no such communications should be held without first receiving the prior clearance of the General Counsel, the product attorney, or the Chief Compliance Officer. In such case, the person outside of the group and possibly his or her entire department, thereby will be designated as “inside the wall” and will be subject to all Ethical Wall restrictions in this policy.

Restrictions on Access to Information

The files, computer files and offices where confidential information is physically stored generally should be made inaccessible to persons not within the walled-in group.

Trading Activities by Persons within the Wall

Persons within the Ethical Wall are prohibited from buying or selling securities in the subject company, whether on behalf of the Firm or clients or in personal transactions except:

•

Where the affected persons have received deal-specific information, the persons are permitted to use the information to consummate the deal for which deal-specific information was given (Note that if the transaction is a secondary trade (vs. a direct company issuance), the product attorney should be consulted to determine any disclosure obligations to the counterparty, and

•

In connection with a client directed liquidation of an account in full provided that no confidential information has been shared with the client. The liquidating portfolio manager should confirm to the Administrator of the Code of Ethics in connection with such liquidation that no confidential information was shared with the client.

Termination of Ethical Wall Procedures

When the information that is the subject of the Ethical Wall has been publicly disseminated, a confidentiality agreement expires and information is no longer being provided or if the information has become stale, the person who contacted the Legal or Compliance Department to have the Ethical Wall established must notify the Legal Department as to whether the Ethical Wall can be terminated. This is particularly true if the information was received in an isolated circumstance such as an inadvertent disclosure to an analyst or receipt of deal-specific information.

Persons who by reason of an ongoing relationship or position with the company are exposed more frequently to the receipt of such information (e.g., being a member of the Board of Directors or on a Creditors’ Committee) would be subject ordinarily to the Ethical Wall procedures on a continuing basis and may be permitted to trade only during certain “window periods” when the company permits such “access” persons to trade.

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Certain Operational Procedures

The following are certain operational procedures that will be followed to ensure communication of insider trading policies to Firm employees and enforcement thereof by the Firm.

Maintenance of Restricted List

The Restricted Securities List is updated as needed by the Administrator of the Code of Ethics, who distributes it as necessary. In some cases, the list may note a partial restriction (e.g. restricted as to purchase, restricted as to sale, or restricted as to a particular group or person). The Administrator of the Code of Ethics    updates an annotated copy of the list and maintains the history of each item that has been deleted. This annotated Restricted Securities List is available to the General Counsel and the Chief Compliance Officer, as well as any additional persons, which either of them may approve.

The Restricted Securities List restricts issuers (i.e., companies) and not just specific securities issued by the issuer. The list of ticker symbols on the Restricted Securities List 2should not be considered the complete list – the key is that you are restricted as to the company or a derivative that is tied to the company. This is of particular importance to the strategies which may invest in securities listed on foreign exchanges.

The Restricted Securities List must be checked before each trade. If an order is not completed on one day, then the open order should be checked against the Restricted Securities List every day it is open beyond the approved period that was given (e.g., the waiver you received was for a specific period, such as one day).

The Restricted Securities List includes securities for foreign and domestic public reporting companies where Firm personnel (i) serve as directors, board observers, officers, or members of official creditors’ committee (ii) have material, non-public information or (iii) have an agreement or arrangement to maintain information as confidential.

Exemptions

Once an issuer is placed on the Restricted Securities List, any purchase or sale specified on the list (whether a personal trade or

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on behalf of a client account) must be cleared with the Administrator of the Code of Ethics (or another member of the Compliance Department who will consult with, as appropriate, an attorney in the Legal Department, General Counsel, or Chief Compliance Officer). In certain circumstances where a group continuously receives material non-public information as part of its strategy, a global Ethical Wall will be imposed on the department in lieu of placing all of the issuers for which it has information on the Restricted Securities List.

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Anti-Corruption Policy

Statement of Purpose

TCW (the “Firm”) is committed to complying with all applicable anti-corruption laws and rules, including, but not limited to, the U.S Foreign Corrupt Practices Act of 1977, as amended (the “FCPA”), the U.S. Travel Act (the “Travel Act”), the U.K. Bribery Act of 2010 (the “Bribery Act”) and any laws enacted pursuant to the OECD Convention on Combating Bribery of Foreign Public Officials in International Business Transactions (the “OECD Convention”). The purpose of this Anti-Corruption Policy (the “Policy”) is to ensure compliance with all applicable anti-corruption laws and rules.

Of course, no policy can anticipate every possible situation that might arise. As such, Firm Personnel (defined below) are encouraged to discuss any questions that they may have relating to the Policy with their supervisor/Firm contact or the Legal or Compliance Departments. When in doubt, Firm Personnel should seek guidance.

Scope

This Policy is mandatory and applies to all directors, officers and employees of the Firm and any persons engaged to act on behalf of the Firm, including agents, representatives, temporary agency personnel, consultants, and contract-basis personnel, wherever located (collectively referred to as “Firm Personnel”). Violations of this Policy may result in disciplinary action, up to and including termination of employment and referral to regulatory and criminal authorities.

Prohibited Conduct

Firm Personnel shall not, directly or indirectly, make, offer, or authorize any gift, payment or other inducement (“Gift”) for the benefit of any person, including a Foreign Official or Domestic Official, with the intent that the recipient misuse his/her position to aid the Firm in obtaining, retaining, or directing business.

“Foreign Official” includes government officials, political party leaders, candidates for public office, employees of state-owned enterprises (such as state-owned banks or pension plans), employees of public international organizations (such as the World Bank or the International Monetary Fund), and close relatives or agents of any of the foregoing. Because U.S. regulators have a very broad view of what constitutes a “Foreign Official,” Firm Personnel should err on the side of caution by treating counter-parties as Foreign Officials when in doubt.

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“Domestic Official” means any officer or employee of any government entity, department, agency, or instrumentality (federal, state, or local) in the U.S., candidates for public office, and close relatives or agents of any of the foregoing.

For purposes of this Policy, Foreign Official and Domestic Official also includes individuals who have actual influence in the award of business and any person or entity hired to review or accept bids for a government entity.

All payments, whether large or small, are prohibited if they are, in substance, bribes or kickbacks, including, cash payments, gifts, and the provision of hospitality and entertainment expenses. Personal funds (your own or a third party’s) must not be used to accomplish what is otherwise prohibited by this Policy.

Firm Personnel are also prohibited from requesting, agreeing to accept, or accepting Gifts from any third party in exchange for or as a reward for improper or unapproved performance of their job responsibilities.

Permitted Conduct

Firm Personnel may provide reasonable Gifts and Entertainment for the bona fide purpose of promoting, demonstrating, or explaining Firm services, including fostering strong client relationships.

You should always notify your supervisor or group or department head before, or after, providing or accepting any Gifts or Entertainment, even if no other approval is required. As discussed below, Firm Personnel may also be required to obtain approval when giving or receiving certain Gifts and Entertainment. Unless otherwise specified below, if approvals are required, you must submit your request for approval to the Administrator of the Code of Ethics. Firm Personnel must always obtain prior written approval from the Administrator of the Code of Ethics for any Gifts or Entertainment provided to a Foreign Official or Domestic Official. The Administrator of the Code of Ethics shall elevate in the event of high risk or higher value gifts, or as otherwise necessary or appropriate.

Gifts

A “Gift” is anything of value given or received without paying its reasonable fair value (e.g. merchandise, cash, gift cards, favors, credit, special discounts on goods or services, free services, loans of goods or money, tickets to sports or entertainment events, trips and hotel expenses where Firm

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Personnel are not present as attendees). Entertainment (as defined below) is not a Gift.

•	A Gift must only be provided as a courtesy or token of regard or esteem (“Token Gift”).

•	Any Token Gifts should be appropriate under the circumstances, not be excessive in value (generally, not more than $100) and involve no element of concealment.

•	Gifts of cash or cash equivalents are prohibited.

You may not give or accept a Gift if you know, or have reason to know, that it is not permitted under the applicable laws.

Entertainment or Similar Expenditures

“Entertainment” generally means the attendance by you and your hosts or guests at a meal, sporting event, theater production, or comparable event and also might include travel to, or accommodation expenses at, a conference or an out-of-town event.

•

Business Entertainment (including meals, sporting events, theater productions, or comparable events) may only be provided if (i) a legitimate business purpose exists for such entertainment and (ii) such entertainment is reasonable and not excessive (e.g., 3 days of golf for a 1-day seminar is excessive and not reasonable).

•

You may never pay or accept payment of Entertainment or similar expenditures if they are not commensurate with local custom or practice or if you know or have reason to know that they are not permitted under the applicable laws.

Firm Personnel are required to follow the approval process set forth below to obtain the requisite approvals, if any, before giving or receiving Gifts or Entertainment.

Gifts, Entertainment, Payments & Preferential Treatment

Gifts or Entertainment may create an actual or apparent conflict of interest, which could affect (or appear to affect) the recipients’ independent business judgment. Therefore, the Policy establishes reasonable limits and procedures relating to giving and receiving Gifts and Entertainment.

If approval is required, Firm Personnel should complete the Request Form for Approval for Gift/Entertainment (unless another

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form is listed), submit the form to the Administrator of the Code of Ethics, and wait for a decision before taking any action. The Administrator of the Code of Ethics shall review the submission with your supervisor, department head, the Chief Compliance Officer, the Chief Operating Officer and/or the General Counsel, as appropriate. The Request Forms are attached to this Policy and also available on the Firm’s intranet under the Policies and Procedures tab under the Forms hyperlink. If you have any doubt about whether a Gift or Entertainment requires approval, you should err on the side of caution and seek approval.

Gifts Provided By the Firm/Firm Personnel

Type of Gift To Be Given	Approval Required

Cash Gifts (including gift cards)	Prohibited

Token Gifts (e.g. bottles of wine, fruit baskets, books) under $100 (unless given to a Foreign Official or Domestic Official)	No Approval Required

Gifts in excess of $100 that seem appropriate under the circumstances	Pre-Approval Required
Gifts to Foreign Officials or Domestic Officials (regardless of value)	Pre-Approval Required

Charitable Gifts given on behalf of the Firm	Pre-Approval Required. The Charitable Contribution request form must be completed before making the Gift.

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Gifts by TCW Funds Distributors (formerly, TCW Brokerage Services), a limited-purpose broker-dealer (“TFD”) Registered Persons aggregating less than $100 per year

No Approval Required, But Each Individual Must Maintain Their Own Log On StarCompliance Showing:

•      Name of recipient(s)

•      Date of Gift(s)

•      Value of Gift(s)

A log is not required to record gifts of de minimis value (e.g. pens, notepads or modest desk ornaments) or promotional items of nominal value that display the firm’s logo (e.g. umbrellas, tote bags or shirts) that are substantially below the $100 limit. However, all other gifts MUST be logged. If you are in doubt if something meets the “de minimis” standard, then the gift should be logged.

Gifts by TFD Registered Persons aggregating more than $100 per year that do not relate to the business of the recipient’s employer. Examples of gifts not relating to the business of the recipient’s employer include personal gifts (not paid for by TCW) where there is a pre-existing personal or family relationship between you and the recipient.

Pre-Approval Required, And Must Maintain Log Showing: • Name of recipient(s) • Date of Gift(s) • Value of Gift(s)
Gifts by TFD Registered Persons aggregating more than $100 per year that do relate to the business of the recipient’s employer	Prohibited
Gifts to Unions or Union Officers	Pre-Approval Required. The Request Form for Approval for Gift/Entertainment must be completed before making the gift. In addition, an LM Information

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Report is required to be completed, approved by an officer and submitted to the Firm’s Controller or the Controller’s designee for each occurrence. The Controller or designee will provide a copy to the Administrator of the Code of Ethics.

Entertainment and Hospitality Provided by the Firm/Firm Personnel

Amount	Approval Required

$250 or less per person and $2,500 or less in aggregate per event	No Approval Required

Greater than $250 per person or $2,500 or more in aggregate per event	Pre-Approval Required

Attendance and participation at industry sponsored events (for example, purchasing a table at an industry conference)	No Approval Required

If provided to a Foreign Official or Domestic Official (regardless of value)	Pre-Approval Required

Note that for public pension plans, and in some cases other clients, Gifts or Entertainment may have to be disclosed by the Firm in response to client questionnaires and may reflect unfavorably on the Firm in obtaining business. Receipt of Gifts may even lead to disqualification. Therefore, discretion and restraint is advised.

Gifts and Entertainment Received by Firm Personnel

You should not accept Gifts that are of excessive value (generally, $100 or more) or inappropriate under the circumstances.

If a Gift has a value over $100 and is not approved as being otherwise appropriate, you should (i) reject the Gift, (ii) give the Gift to the Administrator of the Code of Ethics who will return it to the person giving the Gift (you may include a cover note), or (iii) if returning the Gift could affect friendly relations between a third party and the Firm, give it to the Administrator of the Code of Ethics, which will donate it to charity. Firm Personnel are required to report any gift that they receive worth more than $100 to the Administrator of the Code of Ethics.

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If the host of an event is personally present at the event, the event will be considered Entertainment; otherwise, it will be considered a Gift. You should not accept any invitation for Entertainment that is excessive or inappropriate under the circumstances. There may be some circumstances where it is difficult to reject an invitation or provision of hospitality or Entertainment. Where rejecting such an invitation or provision of hospitality could affect friendly relations between a third party and the Firm, use your best judgment and promptly report the entertainment or hospitality to the Administrator of the Code of Ethics. The Administrator of the Code of Ethics shall review such situation with your supervisor, department head, the Chief Compliance Officer, the Chief Operating Officer, and/or the General Counsel, as appropriate. No absolute rules exist, so good judgment must be exercised, considering the context, circumstances, and frequency of the Entertainment or hospitality. For example, approval might be required for an out-of-town sporting event, but not for a business conference in the same venue.

In light of the nature of Gift-giving and the impromptu nature of some Entertainment, approval for Firm Personnel accepting such items may often be after the fact. However, to the extent feasible, any required approvals should be obtained before accepting Gifts or Entertainment.

Type of Gift/Entertainment Received	Approval Required
Cash Gifts	Prohibited
Solicitation by Firm Personnel of Gifts from clients, suppliers, brokers, business partners, or potential business partners	Prohibited
Appropriate Gifts with value of $100 or less	No Approval Required

Ticket(s) to attend an industry conference or seminar paid by a vendor or other third party (note that payment of airfare, accommodations, meals and other expenses paid by such vendor or third party would still require approval, unless exempted per the Speaker Exemption below)

No Approval Required
Gifts believed to have a value in excess of $100, that seem appropriate under the circumstances	Approval Required

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Gifts given to a wide group of recipients (e.g. closing dinner Gifts, holiday Gifts)	No Approval Required
Gifts received from the same donor more than twice in a calendar year	Approval Required
Entertainment on a personal basis, involving a small group of people, more than twice in one calendar year	Approval Required
Entertainment over $250 per event	Approval Required
Out-of-town accommodations and airfare for business conference or other industry event paid by sponsor as speaker expenses, or on the same basis as other attendees (the “Speaker Exemption”)	No Approval Required
Other out-of-town travel expenses, other than on a business trip or industry conference that is customary and usual for business purposes	Approval Required

Political Contributions

All persons are prohibited from making or soliciting political contributions where the purpose is to assist the Firm in obtaining or retaining business. See the Code of Ethics for further information on the Firm’s policies related to political contributions and activities.

Facilitating Payments are Prohibited

The FCPA permits small payments to low-level Foreign Officials (typically in countries with pervasive corruption) to expedite or secure the performance of non-discretionary government action (e.g., processing governmental papers, providing police protection, and providing mail service) under limited circumstances (“Facilitating Payments”). Nevertheless, because

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such payments may be illegal under the local law of the foreign country involved and/or other applicable anti-corruption laws and rules, such as the Bribery Act, this Policy prohibits Firm Personnel from making such payments, regardless of whether such payments would be permissible under the FCPA.

Health or Safety Exception

Facilitating Payments are permitted in rare circumstances when the health or safety of Firm Personnel (or anyone else) is at risk. If a payment is made pursuant to this limited exception, Firm Personnel must report the payment and circumstances to the Legal Department as soon as possible after the health or safety of the individual(s) is no longer at risk. The payment must also be accurately recorded in the Firm’s books and records.

Third Party Representatives

Under the FCPA and other anti-bribery laws, the Firm may be held responsible for the misconduct of its agents, representatives, business partners, consultants, contractors or any other third party engaged to act on the Firm’s behalf (collectively “Third Party Representatives”). As such, prior to entering into an agreement with any Third Party Representative regarding business outside the United States, the Firm shall perform anti-corruption related due diligence and obtain from the Third Party Representative appropriate assurances of compliance in accordance with this Policy. The Administrator of the Code of Ethics is required to approve all engagements with Third Party Representatives, after consultation with the Legal Department. To facilitate the due diligence process, Firm Personnel should refer to the Standard Operating Procedure for Conducting Anti-Corruption Due Diligence and Third-Party Screening (see Appendix A). In addition to initial screening, all Third Party Representatives will be subject to periodic supplemental screening procedures under the Firm’s Standard Operating Procedure for Conducting Anti-Corruption Due Diligence and Third-Party Screening.

Furthermore, Firm Personnel should be alert to the activities of any Third Party Representative with whom they interact and promptly report any suspicious activity to the General Counsel. Firm Personnel should be especially alert to Third Party Representatives who are located in or interact with individuals in countries with high levels of corruption (the United States Department of Justice and Transparency International maintain internet-accessible lists of countries where corruption is a concern).

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Red Flag Reporting

Firm Personnel are required to promptly report to the Administrator of the Code of Ethics any situations that raise anti-corruption compliance Red Flags. All Firm Personnel are expected to be alert to any Red Flags or other situations that may indicate any compliance issues. The existence of a Red Flag requires additional diligence to address potential problems before a transaction may go forward. Red Flags include (but are not limited to):

•	A request for reimbursement of extraordinary, poorly documented, or last minute expenses;
•	A request for payment in cash, to a numbered account, or to an account in the name of someone other than the appropriate counterparty;
•	A request for payment in a country other than the one in which the transaction is taking place or counterparty is located, especially if it is a country with limited banking transparency;
•

An unreasonable request (taking into consideration the circumstances of the request, including the size of payment and the timing of the request) for payment in advance or prior to an award of a contract, license, concession, or other business;

•	A refusal by a party to certify that it will comply with the requirements and prohibitions of this Policy, applicable anti-corruption laws and rules;
•	A refusal, if asked, to disclose owners, partners, or principals;
•	Use of shell or holding companies that obscure an entity’s ownership without credible explanation;
•

As measured by local customs or standards, or under circumstances particular to the party’s environment, the party’s business seems understaffed, ill equipped, or inconveniently located to undertake its proposed relationship with the Firm;

•	The party, under the circumstances, appears to have insufficient know-how or experience to provide the services the Firm needs; and
•	In the case of engaging a Third Party Representative, the potential Third Party Representative:
¡	has an employee or a family member of an employee in a government position, particularly if the family member is or could be in a position to direct business to the Firm;
¡	is insolvent or has significant financial difficulties that would reasonably be expected to impact its dealings with the Firm;
¡	displays ignorance of or indifference to local laws and regulations;
¡	is unable to provide appropriate business references;

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¡	lacks transparency in expenses and accounting records;
¡	is the subject of credible rumors or media reports of inappropriate payments; or
¡	requests payment that is disproportionate to the services provided.

Mandatory Reporting

Firm Personnel and Third Party Representatives are required to promptly report to the General Counsel or Chief Compliance Officer any instance in which they believe that they, or any other Firm Personnel or Third Party Representative may have violated this Policy. All suspected violations of this Policy, including minor violations, should be reported. For example, a failure to obtain pre-approval before giving Gifts in excess of $100 should be reported. In addition, Firm Personnel and Third Party Representatives must alert the General Counsel or Chief Compliance Officer if anyone solicits improper Gifts, payments or other inducements from them, including any request made by a Foreign Official or Domestic Official for a payment that would be prohibited under this Policy or any other actions taken to induce such a payment.

Firm Personnel may also report suspected violations of this Policy as specified in the Firm’s Whistleblower Policy.

Non-Retaliation

The Firm has a Whistleblower Policy, located in the Code of Ethics, which includes, among other items, non-retaliation for persons reporting on activity that is illegal or does not comply with the Firm’s policies and procedures. Please reference the Whistleblower Policy for more information.

Books and Records

The Firm is required to maintain books and records that accurately reflect the Firm’s transactions, use of Firm assets, and other similar information. The Firm is also required to maintain the internal accounting controls necessary to maintain proper control over the Firm’s actions, particularly with respect to the disposition of corporate assets. In particular, Firm Personnel must timely, accurately and fully complete all applicable reports and records. When dealing with Foreign Officials, Domestic Officials, current or prospective customers, suppliers, counterparties, or Third Party Representatives (each a “Covered Recipient”) or international transactions, Firm Personnel must obtain all required approvals from the Firm,

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and when appropriate, from foreign governmental entities. All payments to a Covered Recipient must be reported as such. The Firm should not create any undisclosed or unrecorded accounts for any purpose. False or artificial entries are not to be made in the books and records of the Firm for any reason.

Transactions should be recorded in conformity with accepted accounting standards designed to prevent off-the-books transactions such as bribes. All accounting records, expenditures, expense reports, invoices, vouchers, gifts, and business entertainment should be accurately and reliably reported and recorded. Any and all payments by or on behalf of the Firm may only be made on the basis of appropriate supporting documentation and only for the purpose specified in the documentation. In addition, no payments to any third-party shall be made in cash other than documented petty cash disbursements and no corporate checks shall be written to “cash,” “bearer,” or third-party designees of the party entitled to payment.

Outside Business Activities

Outside Employment, Service as a Director and Fiduciary Appointments.

Generally

The Firm discourages employees from holding outside employment, including consulting. In addition, an employee may not engage in outside employment that:

•	interferes, competes, or conflicts with the interests of the Firm.

¡	Employment in the securities brokerage industry is prohibited.

¡

Employees must abstain from negotiating, approving, or voting on any transaction between the Firm and any outside organization with which they are affiliated, except in the ordinary course of providing services for the Firm and on a fully disclosed basis.

•	encroaches on normal working time or otherwise impairs performance,

•	implies Firm sponsorship or support of an outside organization, or

•	adversely reflects directly or indirectly on the Firm.

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For outside employment that is not prohibited, you must obtain the Firm’s prior written approval as provided below. The decision will be sent to the Human Resources Department with a copy to the Administrator of the Code of Ethics. An approval may be withdrawn at any time for any reason.

All employees are required to complete the initial Outside Business Activity Form and the annual Report on Outside Business Activity annually.

Service as Director

Except as provided below, an employee must obtain the prior written approval as provided below to serve as a director or in a similar capacity of any non-Firm company or institution. An approval may be subject to procedures to safeguard against conflicts of interest.

You do not need approval to serve on the Board of a non-investment related activity that is exclusively charitable, fraternal, religious, civic, and is recognized as tax exempt, that is not a client of the Firm and that has no business relation with the Firm. You must, however, get written approval later if the entity expects to engage in business with the Firm or to become a client.

Fiduciary Appointments

Except as provided below, no Firm employee may accept appointment as:

•	executor, trustee, guardian, conservator, general partner, or other fiduciary, or
•	as a consultant in connection with fiduciary or active money management,

without prior written approval as provided below. This policy does not apply to appointments involving service on the Board of a charitable, civic, or nonprofit company if the employee does not act as an investment adviser for the entity’s assets.

If the Firm grants you approval, it may classify the appointment as an Outside Fiduciary Account. Securities transactions for accounts in which you serve as a fiduciary will be subject to the Personal Investment Transactions Policy.

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Compensation, Consulting Fees and Honorariums

Any compensation you expect to receive for outside services must be disclosed. If you have received approval for outside employment, you may retain previously-disclosed compensation for such service including honorariums for publications, public speaking appearances, instruction courses at educational institutions, and similar activities except:

•	compensation received for service as a director or officers of an entity as part of your employment activities with the Firm; or
•	as otherwise provided by the terms of the approval.

Report the amount of this compensation, in writing, to the Chief Operating Officer who will provide a record of the compensation to the Human Resources Department. Direct any questions about compensation you may retain to the Chief Operating Officer. If you receive compensation that was not expected or approved, you must report it to the Administrator of the Code of Ethics.

Serving As Treasurer of Clubs, Houses of Worship, Lodges

An employee may act as treasurer of non-investment related organizations that are exclusively charitable, fraternal, religious, civic, and are recognized as tax exempt. Funds belonging to such organizations must not be commingled with the Firm’s funds.

Obtaining Approval

Contact the Administrator of the Code of Ethics to seek any required approval of outside activities. The requirements for requests and the reviewing parties are described below:

Activity	Approving Parties

Outside Employment Service as Director Fiduciary Appointment	• Department Head (or supervisor if you are a Department Head); and • Approving Officers	• Complete the Outside Business Activities Form (the “OBA Form”)

Political Activities & Contributions

Introduction

In the U.S., both federal and state laws impose restrictions on certain kinds of political contributions and activities. These laws apply not only to U.S. citizens, but also to foreign nationals and

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both U.S. and foreign corporations and other institutions. Accordingly, the Firm has adopted policies and procedures concerning political contributions and activities regarding federal, state, and local candidates, officials and political parties.

This policy applies to the Firm and all employees, and in some cases to affiliates, consultants, placement agents and solicitors working for the Firm. Failure to comply with these rules could result in civil or criminal penalties for the Firm and the individuals involved or loss of business for the Firm.

These policies are intended to comply with these laws and regulations and to avoid any appearance of impropriety. These policies are not intended to otherwise interfere with an individual’s right to participate in the political process.

•	See the Special State Rules Section below for additional limits for the States of Connecticut and New Jersey.

•	If you have any questions about political contributions or activities, contact the General Counsel.

General Rules

All persons are prohibited from making or soliciting political contributions where the purpose is to assist the Firm in obtaining or retaining business.

No employee shall apply pressure, direct or implied, on any other employee that infringes upon an individual’s right to decide whether, to whom, in what capacity, or in what amount or extent, to engage in political activities.

•	All persons are prohibited from doing indirectly or through another person anything prohibited by these policies and procedures or to avoid a required review for approval.

Rules Governing Firm Contributions and Activities

Federal Elections

The Firm is prohibited from:

•	making or facilitating contributions to federal candidates from corporate treasury funds,

•

making or facilitating contributions or donations to federal political party committees and making donations to state and local political party committees if the committees use the funds for federal election activities,

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•	using corporate facilities, resources, or employees for federal political activities other than for making corporate communications to its officers, directors, stockholders, and their families, and

•	making partisan communications to its “rank and file” employees or to the public at large.

Contributions to State and Local Candidates and Committees

The limitations on corporate political contributions and activities vary significantly from state to state. All Firm employees must obtain pre-clearance from the General Counsel prior to:

•	using the Firm’s funds for any political contributions to state or local candidates, or

•	making any political contribution in the Firm’s name.

Exemptive Relief

To seek approval for an exemption from any requirement of the foregoing policies governing Political Activities & Contributions, contact the Administrator of the Code of Ethics and provide them with a written statement of the request indicating the basis for the requested exemption. The Administrator of the Code of Ethics will coordinate review of the request. Any exemption will require the approval of the General Counsel.

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Political Activities on Firm Premises and Using Firm Resources

Federal, State, and Local Elections

All employees are prohibited from:

•

causing TCW to incur expenses by using Firm resources for political activities, including the use of photocopier paper for political flyers, or Firm-provided refreshments at a political event. (some exceptions to this ban may apply; see On Premises Activities Relating to Federal Elections below), and

•

directing subordinates to participate in federal, state, and/or local fundraising or other political activities, except where those subordinates have voluntarily agreed to participate in such activities. Any employee considering the use of the services of a subordinate employee (whether or not in the same reporting line) for political activities must inform the subordinate that his or her participation is strictly voluntary and that he or she may decline to participate without the risk of retaliation or any adverse job action.

Federal law and Firm policy allow an individual to engage in limited personal, volunteer political activities on company premises on behalf of a federal candidate if:

•	the individual obtains approval before the activities occur. Contact the Administrator of the Code of Ethics to request approval.

•	the political activities are isolated and incidental (they may not exceed 1 hour per week or 4 hours per month),

•	the activities do not prevent the individual from completing normal work or interfere with the Firm’s normal activity,

•	the activities do not raise the overhead of the Firm (for example, result in phone charges, postage or delivery charges, use of Firm materials), and

•

the activities do not involve services performed by other employees (including secretaries, assistants, or other subordinates) unless the other employees voluntarily engage in the political activities.

TCW follows the above policy for activities related to state and local elections.

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Rules for Individuals

Responsibility for Personal Contribution Limits

Federal law and the laws of many states and localities establish contribution limits for individuals. Each employee is responsible for knowing and remaining within those limits.

Pre-Approval of all Political Contributions and Volunteer Activity

Each TCW and Buchanan Street employee, and their spouse, domestic partner and relative or significant other sharing the same house, must obtain approval before:

•	making or soliciting any Contribution to a current holder or candidate for a state, local or federal elected office , or a campaign committee, political party committee, other political committee or organization (example: Republican or Democratic Governors Association) or inaugural committee. A Contribution includes anything of value for given to or paid:

•	influence any election for federal, state or local office;

•	pay any debt incurred in connection with such election; or

•	pay transition or inaugural expenses incurred by the successful candidate for state or local office.

•	volunteering their services to a political campaign, political party committee, political action committee (“PAC”) or political organization.

Contact the Administrator of the Code of Ethics to seek prior approval of any proposed Contribution or volunteer political activity.

Access Persons are required to affirm after the end of each calendar quarter that they have reported all political contributions and volunteer services they, and each of their spouse, domestic partner and relative or significant other sharing the same house, have provided during the quarter.

New Hires, Transfers and Promotions to Covered Associate Position

New hires, transfers and promotions to positions may not be made without the prior review of their political contributions and activities by Compliance. Human Resources will gather information on any new hire or on any employee being transferred or promoted. The information shall include information about the political

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contributions or activities of the new hire or employee’s spouses, domestic partners and relatives or significant others sharing the same house. Compliance can exempt individuals or categories of employees from this review.

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Confidentiality

REQUESTS FOR APPROVAL AND QUARTERLY REPORTS SHALL BE TREATED AS CONFIDENTIAL AND TO BE REVIEWED ONLY BY PERSONS WITH A “NEED TO KNOW”, REGULATORS AND AS OTHERWISE REQUIRED BY LAW.

Participation in Public Affairs

The Firm encourages its employees to support community activities and political processes. Normally, voluntary efforts take place outside of regular business hours. If voluntary efforts require corporate time, or you wish to accept an appointive office, or you run for elective office, contact the Administrator of the Code of Ethics who will coordinate review for approval by:

•	the head of your Department or your supervisor if you are head of your Department, and

•	the Chief Operating Officer.

You must campaign on your own time. You may not use Firm property or services without proper reimbursement to the Firm.

Employees participating in political activities do so as individuals and not as representatives of the Firm. You may not:

•	use either the Firm’s name or its address in material you mail or fundraising, and

•	identify the Firm in any advertisements or literature, except as necessary biographical information.

Fundraising and Soliciting Political Contributions

Firm officers, directors or other personnel may not make political solicitations under the auspices of the Firm, unless authorized in writing by the General Counsel who will maintain a copy. Use of Firm letterhead is prohibited

Any solicitation or invitations to fundraisers by a Firm officer, director or other personnel on behalf of candidates, party committees or political committees must:

•	originate from the individual’s home address,

•	make clear that the solicitation is not sponsored by the Firm, and

•	make clear that the contribution is voluntary on the part of the person being solicited.

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SPECIAL STATE RULES

Connecticut:

Directors, officers, and managerial or discretionary employees of the Firm who have direct, extensive, and substantive responsibilities with respect to the negotiation of contracts with the State of Connecticut or any state agency may not make political contributions to or request contributions, participate in fundraising, serve as a chair of a committee, or serve on a fund raising committee for:

•	candidates or exploratory committees for the offices of Governor, Lieutenant Governor, Attorney General, State Controller, Secretary of State, State Treasurer, State Senator, State Representative, and

•	any state party or political committee.

•	These prohibitions do not apply to activities related to local offices or local subdivisions.

NEW JERSEY:

Officers of the Firm and third-party solicitors may not:

•	make political contributions to New Jersey state or local officials, employees, or candidates for office, or

•	engage in any payment to a political party in New Jersey.

The New Jersey restrictions apply to New Jersey state and local elections, New Jersey state and local incumbents and candidates, and political parties and committees of any kind and at any level in New Jersey. They do not apply with regard to candidates for federal office.

These rules prohibit:

•	making or soliciting money or “in-kind” contributions,

•	funding, coordinating or reimbursing a contribution by someone else,

•	participating in fundraising activity, and

•

engaging in any other activity that is designed indirectly, including through the employee’s spouse or other family members, to accomplish otherwise prohibited political activity. Officers may not instruct or influence other employees to participate in these activities on their behalf.

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An officer may make contributions to:

•	Candidates and incumbents for state and local elective office for whom the officer eligible to vote of $250 or less per official or candidate per election, or

•	New Jersey political parties of $250 or less per party per year.

•	Support of Candidates, Initiatives, and Special Purpose Organizations Hostile to Defined Benefit Plans

•

The Firm considers the support of candidates, initiatives, or special purpose political action organizations that threaten or otherwise jeopardize the future of employer-sponsored or union-sponsored defined benefit plans that are intended to provide security to their members often to be against the interest of our client base. As such,

•	the Firm will not sponsor or contribute to such candidates, initiatives or special purpose political action organizations, and

•	employees of the Firm are urged to not sponsor or contribute to such candidates, initiatives, or special purpose political action organizations.

Other Employee Conduct

Personal Loans

You may not borrow from clients or from Firm vendors or service providers, except those who engage in lending in the usual course of their business and then only on terms offered to others in similar circumstances, without special treatment. This prohibition does not preclude borrowing from individuals related to you by blood or marriage.

Taking Advantage of a Business Opportunity That Rightfully Belongs To the Firm

Employees must not take for their own advantage a business opportunity that rightfully belongs to the Firm. Whenever the Firm has been actively soliciting a business opportunity, or the opportunity has been offered to it, or the Firm’s funds, facilities, or personnel have been used in pursuing the opportunity, that opportunity rightfully belongs to the Firm and not to employees who may be in a position to divert the opportunity for their own benefits.

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Examples of improperly taking advantage of a corporate opportunity include:

•	selling information to which an employee has access because of his/her position,

•	acquiring any property interest or right when the Firm is known to be interested in the property in question,

•	receiving a commission or fee on a transaction that would otherwise accrue to the Firm, and

•	diverting business or personnel from the Firm.

Disclosure of a Direct or Indirect Interest in a Transaction

If you or any family member have any interest in a transaction (whether on behalf of a client or the Firm), that interest must be disclosed, in writing, to the General Counsel or the Chief Compliance Officer to allow assessment of potential conflicts of interest.

•	You do not need to report any interest that is otherwise reported in accordance with the Personal Investment Transactions Policy.

•

Example of an interest that should be disclosed: conducting TCW business with a vendor or service provider who is related to you or for which your parent, spouse, or child is an officer should be disclosed.

Corporate Property or Services

You may not purchase or acquire corporate property or use of the services of other employees for personal purposes. For example, you may not use inside counsel for personal legal advice absent approval from the General Counsel or use of outside counsel for that advice at the Firm’s expense.

Use of TCW Stationery

You may not use corporate stationery for personal correspondence or other non-job-related purposes.

Giving Advice to Clients

The Firm cannot practice law or provide legal advice.

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•	Avoid statements that might be interpreted as legal advice; and

•

Avoid giving clients advice on tax matters, the preparation of tax returns, or investment decisions, except as appropriate in the performance of a fiduciary or advisory responsibility, or as otherwise required in the ordinary course of your duties.

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Confidentiality

All information relating to past, current, and prospective clients is confidential and is not to be discussed with anyone outside the organization under any circumstance. All employees and on-site long term temporary employees and consultants will be required to sign and adhere to a Confidentiality Agreement. You should report violations of the Confidentiality Agreement to the Chief Compliance Officer.

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Sanctions

The Firm may impose such sanctions it deems appropriate upon discovering a violation of this Code, including, but not limited to, an oral or written reprimand, supplemental training, a reversal of a transaction and disgorgement of profits, demotion, and suspension or termination of employment.

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Reporting Illegal or Suspicious Activity - “Whistleblower Policy”

Policy

The Firm is committed to compliance with the law and its policies in all of its operations. The Firm’s employees can provide early identification of significant issues that arise with compliance with policies and the law. The Firm’s policy is to create an environment in which its employees can report these issues in good faith without fear of reprisal.

The Firm requires that all employees report activity that is illegal or does not comply with the Firm’s policies and procedures (“Compliance Issues”), including this Code. Reports about Compliance Issues will be held confidentially by the Firm except in limited circumstances. The Firm expects the exercise of the Whistleblower Policy to be used responsibly. If an employee believes that a policy is not being followed because it is being overlooked, one first step could be to bring the issue to the attention of the party charged with the operation of the policy. If, however, you believe that a policy is not being followed and feel uncomfortable bringing it to the attention of the person involved, you may follow the other procedures set forth in this policy.

Procedure

In some cases, an employee should be able to resolve issues or concerns with their manager or, if appropriate, other management senior to their manager. However, this may fail or the employee may have legitimate reasons to choose not to notify management. In such cases, the Firm has established a system for employees to report Compliance Issues.

An employee who has a good faith belief that a Compliance Issue may occur or is occurring is required to come forward and report under this policy. “Good faith” means that the employee believes that they are disclosing information that is truthful, but it does not require that a reported concern is correct.

The report should be made to the Chief Compliance Officer or the General Counsel and may be made via the whistleblower line at (213) 244-0055. The whistleblower line is only directly accessible by the Chief Compliance Officer and the General Counsel. Reports may also be made directly to the Chief Compliance Officer or the General Counsel, in person or in writing (including email). Reports may also be made anonymously via the whistleblower line or the whistleblower drop box located in the dining room on the 21st floor of the Los Angeles office and in the Town Hall pantry in the New York office; however, the Firm encourages employees to identify themselves when making a report to facilitate follow-up communication. When making a report, employees should state in as much detail as possible the facts that raised a concern.

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The Chief Compliance Officer and General Counsel will consult about the investigation as required. Depending on the nature of the matters covered by the report, an investigation may be conducted by an officer or manager, the Chief Compliance Officer, the General Counsel or an external party.

The Firm understands the importance of maintaining confidentiality of the reporting employee. The identity of the employee making the report will be kept confidential, except to the extent that disclosure may be required by law, a governmental agency, or self-regulatory organization, or as an essential part of completing the investigation. The employee making the report will be advised if confidentiality cannot be maintained. To the extent practicable, employees will be kept apprised of the Firm’s response to their reports.

The Chief Compliance Officer will follow up to assure that the investigation is completed, that any Compliance Issue is addressed, and that no acts of retribution or retaliation occur against the person reporting violations or cooperating in an investigation in good faith.

Each quarter (or more frequently as necessary), the Chief Compliance Officer or General Counsel will provide TCW’s Board of Directors with an update regarding the status of each report received under this policy during the preceding quarter. Employees may also contact the California Office of the Attorney General’s whistleblower hotline at (800) 952-5225. The Attorney General refers calls received on its whistleblower hotline to an appropriate governmental authority for review and possible investigation

Submitting a report that is known to be false is a violation of this Reporting of Illegal or Suspicious Activity Policy.

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Glossary

A

Access Persons - Includes all of the Firm’s directors, officers, and employees, except directors who (i) do not devote substantially all working time to the activities of the Firm, and (ii) do not have access to information about the day-to-day investment activities of the Firm. A consultant, temporary employee, or other person may be considered an Access Person depending on various factors, including length of service, nature of duties, and access to Firm information.

Account - A separate account and/or a commingled fund (e.g., limited partnership, trust, mutual fund, REIT, and CBO/CDO/CLO).

Administrator of the Code of Ethics – Shall be a member of the Compliance Department, as designated by the Chief Compliance Officer.

Approving Officers - One of the Chief Operating Officer or the Head of Investment Operations Technology in addition to one of the General Counsel or the Chief Compliance Officer.

Auto-Trades - Pre-instructed transactions that occur automatically following the instruction, such as dividend or distribution reinvestments, paycheck contributions, and periodic or automatic withdrawal programs.

B

Beneficial Interest – an interest of an Access Person in a security or account of another person under which they (i) can obtain benefits substantially equivalent to owning the security, (ii) can obtain ownership of the security immediately or within 60 days, or (iii) can vote or dispose of the security.

BNY Mellon - The Bank of New York Mellon, the entity to which the Firm has outsourced client accounting and related operations for Accounts other than the Firm’s proprietary mutual funds and wrap accounts.

C

CBO - Collateralized bond obligation.

CDO - Collateralized debt obligation. A security backed by a pool of bonds, loans, and other assets.

Chief Compliance Officer - The Chief Compliance Officer of TCW. For purposes of this policy, the term Chief Compliance Officer shall include persons authorized by the Chief Compliance Officer to handle certain matters under this Code of Ethics policy.

CLO - Collateralized loan obligation.

Code of Ethics - This Code of Ethics.

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Compliance Issue - activity that is illegal or does not comply with the Firm’s formal written policies and procedures

Contribution – includes anything of value given or paid to (i) influence any election for federal, state or local office, (ii) pay any debt incurred in connection with such election, or (iii) pay transition or inaugural expenses incurred by the successful candidate for state or local office.

Covered Account – Account of an Access Person or related Covered Person

Covered Person – Spouse, minor child, relative or significant other sharing a house with an Access Person, or any other person if the Access Person has a “beneficial interest” in the person’s accounts or securities.

Covered Transaction – a transaction in a Covered Account.

D

Direct Purchase Plan - An investment service that allows individuals to purchase a security directly from a company or through a transfer agent. Not all companies offer Direct Purchase Plans and the plans often have restrictions on when an individual can purchase.

E

Entertainment - Generally means the attendance by you and your guests at a meal, sporting event, theater production, or comparable event where the expenses are paid by a business relation who invited you, and also might include payment of travel to, or accommodation expenses at, a conference or an out-of-town event.

ETF - Exchange Traded Fund. A fund that tracks an index but can be traded like a stock.

Ethical Walls or Informational Barriers - The conscientious use of a combination of trading restrictions and information barriers designed to confine material non-public information to a given individual, group, or department.

Exchange Act - Securities Exchange Act of 1934, as amended. Exempt Securities - Only the Securities (or Securities obtained in transactions) described in the subsection Securities or Transactions Exempt from Personal Investment Transactions Policy.

F

Firm or TCW - The TCW Group of companies.

Foreign Official - Includes (i) government officials, (ii) political party leaders, (iii) candidates for office, (iv) employees of state-owned enterprises (such as state-owned banks or pension plans), and (v) relatives or agents of a Foreign Official if a payment is made to such relative or agent of a Foreign Official with the knowledge or intent that it ultimately would benefit the Foreign Official.

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G

General Counsel - The General Counsel of TCW. For purposes of this policy, the term General Counsel shall include persons authorized by the General Counsel to handle certain matters under this Code of Ethics policy.

Gift - Anything of value received without paying its reasonable fair value (e.g., favors, credit, special discounts on goods or services, free services, loans of goods or money, tickets to sports or entertainment events, trips and hotel expenses). If something falls within the definition of Entertainment, it does not fall within the category of Gifts.

I

IPO - Initial public offering. An offering of securities registered under the Securities Act, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act.

Inside information - Material, non-public information.

Investment Personnel - Includes (i) any portfolio manager or securities analyst or securities trader who provides information or advice to a portfolio manager or who helps execute a portfolio manager’s decision, and (ii) a member of the Investment Control Department.

IRA - Individual Retirement Account.

L

Limited Offering - An offering that is exempt from registration under the Securities Act pursuant to Sections 4(2) or 4(6), or pursuant to Rules 504, 505, or 506 or under the Securities Act. Note that a CBO or CDO is considered a Limited Offering or Private Placement.

Linked Broker – A broker that provides account information by automatic feed to StarCompliance.

LM Information Report - Report required for reporting gifts or entertainment to labor unions or union officials.

M

Material Information - Information that a reasonable investor would consider important in making an investment decision. Generally, this is information the disclosure of which could reasonably be expected to have an effect on the price of a company’s securities.

MetWest - Metropolitan West Asset Management, LLC, a U.S.-registered investment advisor and direct subsidiary of The TCW Group, Inc.

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N

Non-Discretionary Accounts - Accounts for which the individual does not directly or indirectly make or influence the investment decisions.

O

Outside Fiduciary Accounts - Certain fiduciary accounts outside of the Firm for which an individual has received the Firm’s approval to act as fiduciary and that the Firm has determined qualify to be treated as Outside Fiduciary Accounts under this Code of Ethics.

P

PAT – Pre-Authorization to Trade that can be found at http://tcw.starcompliance.com.

Private Placements - An offering that is exempt from registration under the Securities Act pursuant to Sections 4(2) or 4(6), or pursuant to Rules 504, 505, or 506 or under the Securities Act. Note that a CBO or CDO is considered a Limited Offering or Private Placement.

R

REIT - Real estate investment trust.

Registered Person - Any person having a securities license (e.g., Series 6, 7, 24, etc.) with TFD.

Restricted Securities List - A list of the securities for which the Firm is generally limited firm-wide from engaging in transactions.

Rule 10b5-1 Plan - A rule established by the Securities Exchange Commission (SEC) that allows insiders of publicly traded corporations to set up a trading plan for selling stocks they own. Rule 10b5-1 allows major holders to sell a predetermined number of shares at a predetermined time.

S

SEC - Securities and Exchange Commission.

Securities - Includes any interest or instrument commonly known as a security, including stocks, bonds, ETFs, shares of mutual funds, and other investment companies (including money market funds and their equivalents), options, warrants, financial commodities, a derivative linked to a specific security or other derivative products and interests in privately placed offerings and limited partnerships, including hedge funds.

Securities Act - Securities Act of 1933, as amended.

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T

TAMCO - TCW Asset Management Company, a U.S.-registered investment advisor and direct subsidiary of The TCW Group, Inc.

TCW or Firm - The TCW Group of companies.

TCW Advisor - Includes TAMCO, TIMCO, MetWest, WGA and any other U.S. federally registered advisors directly or indirectly controlled by The TCW Group, Inc.

TFD - TCW Funds Distributors (formerly, TCW Brokerage Services), a limited-purpose broker-dealer.

TCW Funds - TCW Funds, Inc., each of its series, and any other proprietary, registered, open-end investment companies (mutual funds) advised by TIMCO or the Metropolitan West Funds, each of its series, and any proprietary, registered, open-end investment companies (mutual funds) advised by Metropolitan West Asset Management, LLC.

TIMCO - TCW Investment Management Company, a U.S.-registered investment advisor and direct subsidiary of The TCW Group, Inc.

TSI - TCW Strategic Income Fund, Inc., and any other proprietary, registered, closed-end investment companies advised by TIMCO.

W

WGA - Westgate Advisors, LLC, a U.S.-registered investment advisor controlled by The TCW Group, Inc.

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Appendix A

Standard Operating Procedures for Conducting Anti-Corruption Due Diligence and Third-Party Screening

1.	Detecting Compliance Issues

To reduce the risk of inadvertent violations by the Firm of applicable anti-corruption laws and rules, proper due diligence must be conducted prior to all transactions where the Firm may be engaging Third Party Representatives, including placement agents or distributors, to operate or interact with clients or portfolio companies outside the U.S. Depending on the circumstances, due diligence of any transaction or engagement may include one or a combination of the following steps:

a.	Reviewing correspondence, payment records, and other relevant materials related to the pertinent transaction partner or circumstance;

b.	Requiring a party to submit a due diligence questionnaire response to the Firm for review;

c.	Performing a risk evaluation of locations known for unethical business practices;

d.	Conducting a search of public records;

e.	Conducting interviews of relevant parties;

f.	Obtaining business references of potential transaction partners;

g.	Conducting a due diligence investigation prior to the engagement of a new Third Party Representative;

h.	Conducting a background check on a potential transaction partner;

i.	Contacting outside legal counsel as necessary; or

j.	Taking other steps as appropriate.

In consultation with the Compliance Department, in determining the scope and parameters of the due diligence, the individual who is in charge of the transaction/engagement for the Firm is responsible for carrying out the appropriate due diligence. Once the due diligence is complete, the Compliance Department is responsible for approving all transactions or engagements based in part on the due diligence that was conducted.

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2.	Addressing Compliance Issues

Any anti-corruption compliance issue that comes to the attention of any Firm Personnel must be reported to the Administrator of the Code of Ethics and addressed before proceeding with the relevant transaction or doing business with or through a Third Party Representative.

3.	Document Due Diligence Process

The due diligence process in general, and any inquiry into the facts and circumstances of any anti-corruption issue, in particular, as well as the reasonable response to that inquiry, shall be documented in order to demonstrate that the response was reasonable.

As appropriate and necessary to demonstrate that the review was reasonable, the Compliance Department shall maintain records of documents, correspondence, and other materials reviewed or created as part of the Firm’s due diligence and any review of a possible anti-corruption issue. All such records shall be retained for a period of at least five (5) years from the conclusion of the review.

4.	Seek guidance as necessary during the process.

Firm Personnel must consult with the Compliance Department whenever encountering a situation involving any anti-corruption issue, including a Red Flag, or any other similar situation.

5.	Identify and report compliance issues, including Red Flags.

It is important for Firm Personnel to identify and report anti-corruption compliance issues in the ordinary course of business. To this end, the following shall apply to all Firm Personnel:

a.

Familiarize yourself with the examples of Red Flags listed in this Policy; Attend anti-corruption training as applicable so you can identify the types of situations that may raise Red Flags or other compliance concerns that are not enumerated in this Policy;

b.	Be vigilant in detecting Red Flags; it is prohibited to “consciously avoid” or “close your eyes” to a violation or to a Red Flag;
c.	Look out for Red Flags both before and during a relationship with any transaction partner; and
d.	If you have information concerning a potential Red Flag, contact the Administrator of the Code of Ethics immediately.

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No Firm Personnel who in good faith provides information regarding a possible Red Flag will suffer any retaliation or adverse employment decision as a consequence of such report.

The existence of a Red Flag does not necessarily mean that a violation has occurred or will occur. However, once a Red Flag arises, Firm Personnel must report the Red Flag to the Administrator of the Code of Ethics who will oversee a reasonable inquiry into the circumstances surrounding the Red Flag. Upon request, other Firm Personnel will cooperate with and assist in the review of the Red Flag. The extent of this inquiry will depend on the facts of the particular situation and the degree of risk involved.

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Exhibit A

PALISADE CAPITAL MANAGEMENT, L.L.C.

CODE OF ETHICS

Capitalized terms used in this Code of Ethics have the meanings assigned to them in Palisade’s Compliance Manual, as amended.

Amended February 2016

Code of Ethics

BACKGROUND

Investment advisers are fiduciaries that owe their undivided loyalty to their clients. Investment advisers are trusted to represent clients’ interests in many matters, and advisers must hold themselves to the highest standard of fairness in all such matters.

Rule 204A-1 under the Advisers Act requires each registered investment adviser to adopt and implement a written Code of Ethics (the “Code”) that contains provisions regarding:

•	The adviser’s fiduciary duty to its clients;
•	Compliance with all applicable Federal Securities Laws;
•	Reporting and review of personal securities transactions and holdings;
•	Reporting of violations of the Code; and
•	Providing the Code to all supervised persons.

RISKS

In developing these policies and procedures, Palisade Capital Management, LLC (“Palisade” or the “Firm”) considered the material risks associated with administering the Code. This analysis includes risks such as:

•	Supervised Persons do not understand the fiduciary duty that they, and Palisade, owe to Clients and/or Investors;

•	Supervised Persons and/or Palisade fail to identify and comply with all applicable Federal Securities Laws;

•	Supervised Persons do not report personal securities transactions;

•	Supervised Persons trade personal accounts ahead of Client Accounts;

•

Supervised Persons allocate profitable trades to Accounts in which they have a beneficial interest or unprofitable trades to Client Accounts (or accounts in which they do not have a beneficial interest);

•

Violations of the Federal Securities Laws, the Code, or the policies and procedures set forth in the Compliance Manual are not reported to the Chief Compliance Officer (“CCO”) and/or appropriate supervisory personnel;

•	Palisade does not provide its Code and any amendments thereto to all Supervised Persons; and

•	Palisade does not retain Supervised Persons’ written acknowledgements that they received the Code and any amendments thereto.

Palisade has established the following guidelines to mitigate these risks:

STATEMENT OF GENERAL PRINCIPLES

Palisade and its (i) supervised persons, (ii) consultants, (iii) temporary workers, and (iv) summer interns retained/employed by the Firm, having access to confidential Client portfolio holdings information (or securities under consideration for Client purchase), all of who are considered to be “Supervised Persons” for purposes of this Code, must comply with the spirit and the letter of the Federal Securities Laws and the rules governing the capital markets. The CCO and Palisade’s Compliance Department administer the Code. All questions regarding the Code should be directed to the CCO or a member of the Firm’s Compliance Department. Supervised Persons must cooperate to the fullest extent reasonably requested by the CCO and the Compliance Department to enable (i) Palisade to comply with all applicable Federal Securities Laws and (ii) the CCO and the Compliance Department to discharge their duties under the Compliance Manual.

All Supervised Persons will act with competence, dignity, integrity, and in an ethical manner when dealing with Clients, Investors, the public, prospects, third-party service providers and fellow Supervised Persons. Supervised Persons must use reasonable care and exercise independent professional judgment when conducting investment analysis, making investment recommendations, trading, promoting Palisade’s services, and engaging in other professional activities.

Palisade expects all Supervised Persons to adhere to the highest standards with respect to any potential conflicts of interest with Clients. As a fiduciary, the Firm must act in its Clients’ best interests. Neither Palisade, nor any Supervised Person, should ever benefit at the expense of any Client. Supervised Persons must promptly notify the CCO regarding any practice that creates, or gives the appearance of, a material conflict of interest.

Supervised Persons may not use material non-public information to benefit themselves or others, including Clients. “Material non-public information” relates not only to issuers but also to Palisade’s securities recommendations and client securities holdings and transactions.

Supervised Persons are generally expected to discuss any perceived risks or concerns about Palisade’s business practices with their direct supervisor. However, if a Supervised Person is uncomfortable discussing an issue with their supervisor, or if they believe that an issue has not been appropriately addressed, they should bring the matter to the CCO’s attention.

These principles should be applied to every transaction covered by this Code in order to maintain high standards of conduct and the confidence of our Clients. Consequently, mere technical compliance with the rules and guidelines contained herein may nonetheless require compliance personnel to take action where they perceive even an appearance of improper conduct.

REPORTING VIOLATIONS

Improper actions by Palisade or its Supervised Persons could have severe negative consequences for the Firm, its Clients and Investors, and its Supervised Persons. Impropriety, or even the appearance of impropriety, could negatively impact all Supervised Persons, including people who had no involvement in the improper activities.

Supervised Persons must promptly report any improper or suspicious activities, including any suspected violations of this Code, to the CCO. Issues can be reported to the CCO in person, by telephone, by email, or by written letter. Reports of potential issues may also be made anonymously through the Schwab CT system. Any reports of potential problems will be thoroughly investigated by the CCO, who will report directly to the Firm’s Management Committee on the matter. Any problems identified during the review will be addressed in ways that reflect Palisade’s fiduciary duty to its Clients.

A Supervised Person’s identification of a material compliance issue will be viewed favorably by the Firm’s senior executives. Retaliation against any Supervised Person who reports a violation of this Code in good faith is strictly prohibited and will be cause for corrective action, up to and including dismissal. If a Supervised Person believes that he or she has been retaliated against, he or she should notify the Firm’s Chief Operating Officer or another member of Palisade’s Management Committee directly.

Violations of this Code, or the other policies and procedures set forth in the Compliance Manual, may warrant sanctions including, without limitation, requiring that personal trades be reversed, requiring the disgorgement of profits, issuing a letter of caution or warning, suspending personal trading rights, imposing a fine, suspending employment (with or without compensation), making a civil referral to the SEC, making a criminal referral, terminating employment for cause, and/or a combination of the foregoing. Violations may also subject a Supervised Person to civil, regulatory or criminal sanctions. No Supervised Person will determine whether he or she committed a violation of the Code, or impose any sanction against himself or herself. All sanctions and other actions taken will be in accordance with applicable employment laws and regulations.

Notwithstanding the foregoing, nothing contained in the Code shall prohibit a Supervised Person or employee from reporting possible violations of federal law or regulation to any governmental agency or entity, including but not limited to the Department of Justice, the Securities and Exchange Commission, the Congress, and any agency Inspector General, or making other disclosures that are protected under the whistleblower provisions of federal law or regulation. Supervised Persons and employees do not need the prior authorization of the CCO, the Vice President of Administration or any other individual to make any such reports or disclosures and are not required to notify the Company or CCO that he or she has made such reports or disclosures.

DISTRIBUTION OF THE CODE AND ACKNOWLEDGEMENT OF RECEIPT

Palisade will distribute the Compliance Manual, which contains the Firm’s Code, to each Supervised Person upon the commencement of employment, annually, and upon any change to the Code or any material change to another portion of the Compliance Manual.

All Supervised Persons must use the Schwab CT system to acknowledge that they have received, read, understood, and agreed to comply with Palisade’s policies and procedures described in the Compliance Manual, including this Code.

CONFLICTS OF INTEREST

Conflicts of interest may exist between various individuals and entities, including Palisade, Supervised Persons, and current or prospective Clients and Investors. Any failure to identify or properly address a conflict can have severe negative repercussions for the Firm, its Supervised Persons, and/or Clients and Investors. In some cases the improper handling of a conflict could result in litigation and/or disciplinary action.

Palisade’s policies and procedures have been designed to identify and properly disclose, mitigate, and/or eliminate applicable conflicts of interest. However, written policies and procedures cannot address every potential conflict, so Supervised Persons must use good judgment in identifying and responding appropriately to actual or apparent conflicts. Conflicts of interest that involve Palisade and/or its Supervised Persons on one hand, and Clients and/or Investors on the other hand, will generally be fully disclosed and/or resolved in a way that favors the interests of Clients and/or Investors over the interests of Palisade and its Supervised Persons. If a Supervised Person believes that a conflict of interest has not been identified or appropriately addressed, that Supervised Person should promptly bring the issue to the CCO’s attention. Palisade has sought to identify and inventory the conflicts applicable to its business in Exhibit C to the Compliance Manual.

In some instances conflicts of interest may arise between Clients and/or Investors. Responding appropriately to these types of conflicts can be challenging, and may require robust disclosures if there is any appearance that one or more Clients or Investors have been unfairly disadvantaged. Supervised Persons should notify the CCO promptly if it appears that any actual or apparent conflict of interest between Clients and/or Investors has not been appropriately addressed.

PERSONAL SECURITIES TRANSACTIONS

Trades made by Supervised Persons should be executed in accordance with this Code, and in a manner consistent with Palisade’s fiduciary obligations to its Clients; trades should avoid actual improprieties, as well as the appearance of impropriety. Personal trades must not be timed to precede orders placed for any Client, nor should trading activity be so excessive as to conflict with the Supervised Person’s ability to fulfill daily job responsibilities.

Accounts Covered by the Policies and Procedures

Palisade’s Personal Securities Transactions policies and procedures apply to all accounts holding any securities over which Supervised Persons have any direct or indirect beneficial ownership interest, which typically includes accounts held by immediate family members. “Immediate family members” include children, step-children, grandchildren, parents, step-parents, grandparents, spouses, domestic partners, siblings, parents-in-law, and children-in-law, as well as adoptive relationships that meet the above criteria, sharing the same household.

It may be possible for Supervised Persons to exclude accounts held personally or by immediate family members sharing the same household if the Supervised Person does not have any direct or indirect influence or control over the accounts, or if the Supervised Person can rebut the presumption of beneficial ownership over family members’ accounts. Supervised Persons should consult with the CCO before excluding any accounts held by immediate family members sharing the same household.

Examples of accounts covered by these policies and procedures also include:

1.	An account from which the Supervised Person derives an indirect pecuniary interest, such as:
A.	A general partner’s interest in the portfolio securities held by a partnership.

B.	A person’s right to a dividend that is separated or separable from the underlying securities.

2.	Any account of a non-Client that the Supervised Person manages (including, in certain circumstances, by acting as trustee) or to which the Supervised Person gives investment or voting advice.

3.

Any account owned by a trust in which a Supervised Person has an interest (including by acting as a trustee or for which the Supervised Person or a Supervised Person’s “immediate family member” is a beneficiary).

4.

Any investment partnership or similar entity where any Supervised Person and/or Supervised Person’s “immediate family member” has a substantial proportionate economic interest in the vehicle (generally 10% of the equity in the vehicle in which only one Supervised Person has an interest and 25% of the equity in the vehicle if more than one Supervised Person has an interest). The threshold may be higher for a “start-up” vehicle, depending upon the circumstances, as determined by Palisade’s CCO.

Note: New accounts holding Reportable Securities (as discussed below) may only be opened at brokerages that provide electronic trade confirmation and periodic statement delivery to the Schwab CT system, and must be pre-approved by the Compliance Department. As of April 2015, such brokerages include Charles Schwab, Merrill Lynch, Vanguard, Fidelity, and TD Ameritrade (collectively, the “Approved Brokers”). Accounts holding Reportable Securities opened at non-Approved Brokers prior to March 2015 are grandfathered and excluded from this requirement. Palisade reserves the right to reject the approval of any personal account holding Reportable Securities that cannot provide electronic reporting to Schwab CT.

Reportable Securities

Palisade requires Supervised Persons to provide periodic reports regarding transactions and holdings in all “Reportable Securities,” which include any security (including, without limitation, all equity and debt securities, Common Stocks, Preferred Stocks, Corporate Bonds, Municipal Bonds, Exchange Traded Funds (“ETFs”), Exchange Traded Notes (“ETNs”), Exchange Traded Closed-End Funds, currencies, commodities, options, futures, warrants, convertible securities, and derivative investments), except:

•	Direct obligations of the Government of the United States;

•	Bankers’ acceptances, bank certificates of deposit, commercial paper and high-quality short-term debt instruments, including repurchase agreements;

•	Shares issued by money market funds;

•	Shares issued by open-end investment companies registered in the U.S. (i.e., open-end mutual funds), other than funds advised, sub-advised or underwritten by Palisade or an affiliate;

•	Interests in 529 college savings plans; and

•	Shares issued by unit investment trusts that are invested exclusively in one or more open-end registered investment companies, none of which are advised or underwritten by Palisade or an affiliate.

Exchange-traded funds, commonly referred to as ETFs, are somewhat similar to open-end registered investment companies. However, ETFs are Reportable Securities and are subject to the reporting requirements contained in Palisade’s Personal Securities Transactions policy.

Pre-clearance Procedures for Transactions of Reportable Securities

Supervised Persons must receive written pre-clearance for all transactions of Reportable Securities (including without limitation, Reportable Securities owned in accounts or held in certificated form, initial public offerings and private placements). There is no “de minimis” exception to this requirement. Palisade may disapprove any proposed transaction, particularly if the transaction appears to pose a conflict of interest or otherwise appears improper. If clearance is granted, such pre-approval is valid only for the trading day on which it is authorized (i.e., “good ‘til cancelled” orders are not permitted) and the Supervised Person receiving the approval is responsible for ensuring that his or her trading is completed before the clearance’s expiration.

Supervised Persons must use the Schwab CT system to seek pre-clearance for all personal securities transactions.

The pre-clearance requirement shall not apply to the following transactions:

(A)    Purchases or sales of Reportable Securities over which the Supervised Person has no direct or indirect influence or control; provided, that this exclusion does not excuse a Supervised Person from having to pre-clear personal securities transactions of such Supervised Person’s “immediate family member”;

(B)    Purchases or sales of Reportable Securities which are non-volitional on the part of the Supervised Person, including sales from a margin account pursuant to a bona fide margin call;

(C)    Purchases of Reportable Securities which are part of an automatic dividend reinvestment plan; and

(D)    Purchases of Reportable Securities effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer.

The following additional rules apply to personal trading by Supervised Persons:

1.	Black-Out Period.

(a)    Purchases.    A Reportable Security may not be purchased for three (3) days after such security has been purchased for Palisade Client Accounts or, if a Firm Client purchase program is in-process, for three (3) days after such purchase program has been completed.

(b)    Sales.    Reportable Securities owned in Client Accounts may not be sold in Supervised Persons’ accounts until all Client sales of such Reportable Securities are completed.1 A short position in a Client Account shall not be considered to be owned in Client Accounts, for this reason alone, and therefore sales in Supervised Persons’ accounts would be permissible. Notwithstanding the foregoing, Reportable Securities may be sold for tax purposes on the second Monday of December each year (“Tax Sale Day”). If the second Monday of December is not a full trading day for the New York Stock Exchange, Tax Sale Day will be the next full trading day immediately following. All sales permitted for tax purposes are subject to all other restrictions and approval requirements contained in this Code.

Sales of Reportable Securities that would otherwise be prohibited hereunder may nonetheless be permitted for emergency purposes (with the determination of such permitted emergency sales being made by Palisade’s Principals or CCO on a case-by-case basis).

1 This restriction will not apply to unsupervised securities owned in Palisade Client Accounts.

2.	No Front-Running. A Reportable Security shall not be purchased or sold if such security is:

(a)	being considered by a Firm Portfolio Manager for purchase or sale for a Client Account; or

(b)	in the process of being purchased or sold for a Client.

To avoid any appearance of impropriety or a Supervised Person’s inadvertent purchase or sale of a Reportable Security in his or her personal account while a Firm portfolio manager is considering the purchase or sale of such security for Client Accounts, all Palisade analysts who are considering the purchase or sale of a Reportable Security within the market cap of the portfolios they service must receive email confirmation from their Portfolio Manager confirming that such Reportable Security is not under consideration for Client transactions. For example, an analyst on the Palisade Small Cap Core Equity team would need to obtain the approval (by email) of the Small Cap Core Equity Portfolio Manager prior to purchasing or selling a Reportable Security within the approximate market cap of the Russell 2000® Index. Such authorization is in addition to the pre-clearance requirements (via Schwab CT) described in this Code.

3.	Failure to Disclose Material Interest. No transaction can be recommended for any Palisade Client Account without first disclosing to the Client:

(a)	any material interest held by the recommending Supervised Person in the security or the issuer (with 5% or more ownership of a security or issuer deemed to be material); and/or

(b)	any contemplated transaction in such securities by such Supervised Person.

4.

No IPO Investments; “New Issue” Securities; Secondary Offerings. Neither Supervised Persons nor their immediate family members shall participate in the purchase of initial public offerings, “new issue” securities, or secondary offerings. This provision shall apply to Supervised Persons’ direct accounts as well as through investments in Private Placements or Private Funds.

5.	Private Placements and Private Funds.

(a)	Prior Approval.

No investment in a Private Placement or Private Fund may be effected by a Supervised Person unless the investment is preapproved by the CCO or his designee(s). Requests for investments in a Private Placement or Private Fund must be completed using the Schwab CT system.

The prior approval will take into account, among other factors:

(i)	whether the investment opportunity should be reserved for a Firm Client; and

(ii)	whether the opportunity is being offered to the Supervised Person by virtue of his or her position with Palisade.

(b)	Standards for Approval.

The Supervised Person must demonstrate that:

(i)	the investment is not currently appropriate for any Palisade Client;

(ii)	it is highly unlikely that the investment will be appropriate for any Firm Client in the near future; and

(iii)	the investment is not being offered to the Supervised Person because of his or her position with Palisade.

(c)	Sale of a Private Placement.

The sale of a security acquired in a Private Placement or Private Fund must be pre-approved in the manner described above.

(d)	Documentation of Prior Approvals.

All prior approvals of transactions in Private Placements and Private Funds will be documented in writing via the Schwab CT system, along with supporting rationale. The Compliance Department will be responsible for archiving all such documentation pursuant to Palisade’s record retention policy.

6.

No Short-Term Trading Profits. No Supervised Person shall profit from short-term trading. Accordingly, Supervised Persons are prohibited from selling Reportable Securities for a profit within sixty (60) calendar days after their purchase.

7.

No Investments in Derivatives. Supervised Persons are prohibited from trading derivative securities; provided, that Supervised Persons may trade covered calls on securities or security indices. Trading in derivatives is subject to the sixty (60) calendar day holding period specified above (as well as all other requirements set forth in this Code).

8.

Restricted List. Palisade’s Compliance Department maintains a confidential Restricted List of issuers about which the Firm might have received Material Non-Public Information. The Compliance Department (and the Schwab CT system) will not pre-clear any personal transactions in securities that are associated with any issuers on the Restricted List.

REPORTING REQUIREMENTS

Palisade must collect information regarding the personal trading activities and holdings of all Supervised Persons. Supervised Persons must submit quarterly reports regarding securities transactions and newly opened accounts, as well as annual reports regarding holdings and existing accounts.

Quarterly Transaction Reports

Each quarter, Supervised Persons must affirm all Reportable Securities transactions in accounts in which they have a Beneficial Interest (as described above). Supervised Persons must also affirm any accounts opened during the quarter that hold any securities (including securities excluded from the definition of a Reportable Security). Affirmations regarding securities transactions and newly opened accounts must be submitted to the Compliance Department via the Schwab CT system within 30 days of the end of each calendar quarter.

As discussed above, all institutions hosting Supervised Persons’ accounts must send electronic duplicate trade confirmations of Reportable Securities and/or account statements through the Schwab CT system. The Compliance Department must receive all such confirmations and statements within 30 days of the end of each calendar quarter. Any trades of Reportable Securities that did not occur through a broker-dealer, such as the purchase of a Private Fund, must be pre-cleared (as described above) and affirmed through the Supervised Persons’ quarterly transaction affirmation via Schwab CT.

If a Supervised Person did not have any transactions of Reportable Securities or account openings to report, this should be indicated through the Schwab CT system within 30 days of the end of each calendar quarter.

Initial and Annual Holdings Reports

Supervised Persons must periodically report the existence of any account that holds any securities (including securities excluded from the definition of a Reportable Security), as well as all Reportable Securities holdings. Reports regarding accounts and holdings must be submitted to the Compliance Department through the Schwab CT system on or before February 14th of each year, and within ten (10) days of an individual first becoming a Supervised Person. Annual reports must be current as of December 31st; initial reports must be current as of a date no more than 45 days prior to the date that the person became a Supervised Person. Initial and annual holdings reports should be submitted through the Schwab CT system.

Initial and annual reports must disclose the existence of all accounts that hold any securities, even if none of those securities fall within the definition of a “Reportable Security.”

If a Supervised Person does not have any holdings and/or accounts to report, this should be indicated on the Schwab CT system within 10 days of becoming a Supervised Person and by February 14th of each year.

Exceptions from Reporting Requirements

There are limited exceptions from certain reporting requirements. Specifically, a Supervised Person is not required to submit:

•	Quarterly reports for any transactions effected pursuant to an Automatic Investment Plan; or

•

Any reports with respect to securities held in accounts over which the Supervised Person had no direct or indirect influence or control, such as an account managed by an investment adviser on a purely discretionary basis.

Any investment plans or accounts that may be eligible for either of these exceptions should be brought to the attention of the CCO who will, on a case-by-case basis, determine whether the plan or account qualifies for an exception. In making this determination, the CCO may ask for supporting documentation, such as a copy of the Automatic Investment Plan, a copy of the discretionary account management agreement, and/or a written certification from an unaffiliated investment adviser.

Personal Trading and Holdings Reviews

Palisade’s Personal Securities Transactions policies and procedures are designed to mitigate any potential material conflicts of interest associated with Supervised Persons’ personal trading activities. Accordingly, the Compliance Department will closely monitor Supervised Persons’ investment patterns to detect the following potentially abusive behavior:

•	Frequent and/or short-term trades in any security;

•	Trading opposite of Client trades;

•	Trading ahead of Clients; and

•	Trading that appears to be based on Material Non-Public Information.

The Compliance Department will review all reports submitted pursuant to the Personal Securities Transactions policies and procedures for potentially abusive behavior, and will compare Supervised Persons’ trading with Clients’ trades as necessary. Upon review, the Schwab CT system will note the Compliance Department team member who conducted such review, and will attach a written description of any issues noted. Any personal trading that appears abusive may result in further inquiry by the CCO and/or sanctions, up to and including termination of employment.

Palisade’s Chief Operating Officer will monitor the CCO’s personal securities transactions for compliance with the Personal Securities Transactions policies and procedures. No member of the Compliance Department will monitor his or her own personal securities transactions for compliance with the Personal Securities Transactions policies and procedures.

DISCLOSURE OF THE CODE OF ETHICS

Palisade will describe its Code of Ethics in Part 2A of its Form ADV and, upon request, furnish Clients and Investors with a copy of this Code of Ethics. All Client requests for the Firm’s Code of Ethics should be directed to the CCO.